Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.7%
Communication Services - 10.0%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.
826,241 18,813,508
Verizon Communications, Inc.
137,346 5,492,466
24,305,974
Entertainment - 1.1%
Netflix, Inc. *
636 566,880
Playtika Holding Corp.
129,816 900,923
Spotify Technology SA *
23,551 10,536,246
12,004,049
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A
103,646 19,620,188
Alphabet, Inc., Class C
102,545 19,528,670
Meta Platforms, Inc., Class A
56,268 32,945,476
72,094,334
Media - 0.5%
Comcast Corp., Class A 164,006 6,155,145
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. 4,810 1,061,712
Total Communication Services 115,621,214
Consumer Discretionary - 11.3%
Automobiles - 1.4%
General Motors Co.
120,314 6,409,127
Tesla, Inc. *
24,985 10,089,942
16,499,069
Broadline Retail - 2.5%
Amazon.com, Inc. *
129,842 28,486,036
Dillard's, Inc., Class A
2,824 1,219,234
29,705,270
Diversified Consumer Services - 0.5%
ADT, Inc.
151,545 1,047,176
H&R Block, Inc.
93,888 4,961,042
6,008,218
Hotels, Restaurants & Leisure - 1.3%
Aramark
69,159 2,580,322
Booking Holdings, Inc.
1,323 6,573,220
Cava Group, Inc. *
15,288 1,724,486
Expedia Group, Inc. *
22,069 4,112,117
14,990,145
Household Durables - 1.8%
Lennar Corp., Class A
47,030 6,413,481
Mohawk Industries, Inc. *
5,190 618,285
PulteGroup, Inc.
77,305 8,418,514
Toll Brothers, Inc.
43,944 5,534,747
20,985,027
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.7%
AutoNation, Inc. *
46,364 7,874,462
Best Buy Co., Inc.
45,346 3,890,687
Dick's Sporting Goods, Inc.
5,679 1,299,582
Gap, Inc. (The)
253,373 5,987,204
Murphy USA, Inc.
12,078 6,060,136
Penske Automotive Group, Inc.
51,358 7,829,014
Williams-Sonoma, Inc.
51,883 9,607,694
42,548,779
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 7,773 821,995
Total Consumer Discretionary 131,558,503
Consumer Staples - 3.8%
Beverages - 0.6%
Coca-Cola Consolidated, Inc.
3,677 4,632,983
Molson Coors Beverage Co., Class
B 44,050 2,524,946
7,157,929
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos., Inc., Class A
4,409 86,593
Kroger Co. (The)
147,970 9,048,365
Walmart, Inc.
37,537 3,391,468
12,526,426
Food Products - 0.7%
Pilgrim's Pride Corp. *
184,957 8,395,198
Seaboard Corp.
166 403,324
8,798,522
Tobacco - 1.4%
Altria Group, Inc. 302,877 15,837,438
Total Consumer Staples 44,320,315
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DT Midstream, Inc.
23,227 2,309,461
EOG Resources, Inc.
21,673 2,656,676
Total Energy 4,966,137
Financials - 19.5%
Banks - 3.2%
Bank OZK
41,249 1,836,818
Citigroup, Inc.
128,282 9,029,770
Citizens Financial Group, Inc.
96,738 4,233,255
Fifth Third Bancorp
61,110 2,583,731
FNB Corp.
24,394 360,543
JPMorgan Chase & Co.
27,075 6,490,148
M&T Bank Corp.
9,378 1,763,158
PNC Financial Services Group, Inc.
(The) 5,106 984,692
Popular, Inc.
64,511 6,067,905
Regions Financial Corp.
38,931 915,657

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 3.2% (continued)
Wells Fargo & Co.
34,956 2,455,309
36,720,986
Capital Markets - 2.6%
Ameriprise Financial, Inc.
6,796 3,618,394
Bank of New York Mellon Corp.
(The) 138,868 10,669,229
Janus Henderson Group plc
132,170 5,621,190
Northern Trust Corp.
14,991 1,536,578
State Street Corp.
60,776 5,965,164
Stifel Financial Corp.
4,146 439,808
Virtu Financial, Inc., Class A
52,540 1,874,627
29,724,990
Consumer Finance - 1.7%
Capital One Financial Corp.
32,536 5,801,820
Synchrony Financial
220,566 14,336,790
20,138,610
Financial Services - 3.4%
Berkshire Hathaway, Inc., Class B *
37,908 17,182,938
Corebridge Financial, Inc.
254,501 7,617,215
Global Payments, Inc.
24,253 2,717,791
MGIC Investment Corp.
282,035 6,687,050
Western Union Co. (The)
462,348 4,900,889
39,105,883
Insurance - 8.6%
Allstate Corp. (The)
74,689 14,399,292
Arch Capital Group Ltd.
3,810 351,853
Assurant, Inc.
46,102 9,829,868
Assured Guaranty Ltd.
34,859 3,137,659
Axis Capital Holdings Ltd.
131,842 11,683,838
CNA Financial Corp.
113,280 5,479,354
Everest Group Ltd.
30,124 10,918,745
Hanover Insurance Group, Inc.
(The) 2,765 427,635
Hartford Financial Services Group,
Inc. (The) 72,765 7,960,491
MetLife, Inc.
9,641 789,405
Old Republic International Corp.
145,087 5,250,699
Progressive Corp. (The)
15,357 3,679,691
Reinsurance Group of America, Inc.
17,149 3,663,541
RenaissanceRe Holdings Ltd.
29,835 7,423,246
Travelers Cos., Inc. (The)
2,517 606,320
Unum Group
199,505 14,569,850
100,171,487
Total Financials 225,861,956
Health Care - 5.8%
Biotechnology - 1.9%
AbbVie, Inc.
20,841 3,703,446
Incyte Corp. *
16,848 1,163,691
United Therapeutics Corp. *
40,803 14,396,930
INVESTMENTS SHARES VALUE ($)
Biotechnology - 1.9% (continued)
Viking Therapeutics, Inc. *
77,832 3,131,960
22,396,027
Health Care Equipment & Supplies - 0.2%
Solventum Corp. * 27,369 1,807,996
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.
3,649 431,567
Cencora, Inc.
26,301 5,909,309
Centene Corp. *
7,132 432,057
Cigna Group (The)
20,894 5,769,669
Elevance Health, Inc.
24,456 9,021,818
McKesson Corp.
9,346 5,326,379
Tenet Healthcare Corp. *
53,020 6,692,715
UnitedHealth Group, Inc.
664 335,891
Universal Health Services, Inc.,
Class B 7,484 1,342,779
35,262,184
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals plc *
7,361 906,507
Merck & Co., Inc.
49,568 4,931,025
Viatris, Inc.
110,976 1,381,651
7,219,183
Total Health Care 66,685,390
Industrials - 14.4%
Aerospace & Defense - 4.9%
Curtiss-Wright Corp.
13,747 4,878,398
GE Aerospace
107,834 17,985,633
Howmet Aerospace, Inc.
40,076 4,383,112
Huntington Ingalls Industries, Inc.
16,119 3,046,007
L3Harris Technologies, Inc.
5,453 1,146,657
Lockheed Martin Corp.
13,254 6,440,649
RTX Corp.
96,738 11,194,521
Textron, Inc.
93,665 7,164,436
Woodward, Inc.
4,244 706,287
56,945,700
Building Products - 1.1%
Builders FirstSource, Inc. *
25,802 3,687,880
Owens Corning
44,969 7,659,120
Trane Technologies plc
4,705 1,737,792
13,084,792
Construction & Engineering - 1.2%
EMCOR Group, Inc.
23,748 10,779,217
MasTec, Inc. *
22,127 3,012,370
13,791,587
Electrical Equipment - 1.2%
Acuity Brands, Inc.
41,644 12,165,462
Vertiv Holdings Co., Class A
16,177 1,837,869
14,003,331

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.6%
Ryder System, Inc.
44,976 7,054,935
U-Haul Holding Co. *
1,585 109,508
7,164,443
Industrial Conglomerates - 0.2%
3M Co. 15,918 2,054,855
Machinery - 3.3%
Allison Transmission Holdings, Inc.
119,730 12,938,024
Crane Co.
16,917 2,567,155
Cummins, Inc.
17,733 6,181,724
Esab Corp.
6,546 785,127
Gates Industrial Corp. plc *
149,436 3,073,898
Oshkosh Corp.
28,905 2,747,998
PACCAR, Inc.
42,903 4,462,770
Snap-on, Inc.
16,004 5,433,038
38,189,734
Passenger Airlines - 0.9%
Delta Air Lines, Inc.
52,281 3,163,000
United Airlines Holdings, Inc. *
68,360 6,637,756
9,800,756
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 3,164,990
Concentrix Corp.
12,022 520,192
Leidos Holdings, Inc.
21,504 3,097,866
6,783,048
Trading Companies & Distributors - 0.4%
United Rentals, Inc.
5,280 3,719,443
WESCO International, Inc.
7,100 1,284,816
5,004,259
Total Industrials 166,822,505
Information Technology - 30.3%
Communications Equipment - 1.4%
Arista Networks, Inc. *
71,307 7,881,563
Cisco Systems, Inc.
54,245 3,211,304
F5, Inc. *
8,105 2,038,164
Ubiquiti, Inc.
8,350 2,771,616
15,902,647
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. *
60,216 6,811,634
Avnet, Inc.
34,160 1,787,251
Jabil, Inc.
60,562 8,714,872
TD SYNNEX Corp.
29,356 3,442,872
20,756,629
IT Services - 0.6%
Cognizant Technology Solutions
Corp., Class A 9,464 727,782
DXC Technology Co. *
127,454 2,546,531
GoDaddy, Inc., Class A *
7,973 1,573,631
INVESTMENTS SHARES VALUE ($)
IT Services - 0.6% (continued)
International Business Machines
Corp. 10,732 2,359,215
7,207,159
Semiconductors & Semiconductor Equipment - 8.2%
Amkor Technology, Inc.
15,667 402,485
Applied Materials, Inc.
18,190 2,958,240
Broadcom, Inc.
77,814 18,040,398
Cirrus Logic, Inc. *
3,716 370,039
NVIDIA Corp.
524,135 70,386,089
QUALCOMM, Inc.
19,055 2,927,229
95,084,480
Software - 10.8%
Adobe, Inc. *
7,362 3,273,734
AppLovin Corp., Class A *
27,708 8,972,682
DocuSign, Inc., Class A *
27,687 2,490,169
Dropbox, Inc., Class A *
185,432 5,570,377
Fair Isaac Corp. *
540 1,075,102
Fortinet, Inc. *
7,915 747,809
Gen Digital, Inc.
12,851 351,860
Intuit, Inc.
600 377,100
Manhattan Associates, Inc. *
4,944 1,336,067
Microsoft Corp.
177,109 74,651,444
Nutanix, Inc., Class A *
5,472 334,777
Palantir Technologies, Inc., Class A *
50,675 3,832,550
RingCentral, Inc., Class A *
62,302 2,181,193
ServiceNow, Inc. *
4,282 4,539,434
Teradata Corp. *
19,382 603,749
Zoom Communications, Inc., Class
A * 176,812 14,429,627
124,767,674
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.
298,472 74,743,358
Hewlett Packard Enterprise Co.
260,285 5,557,085
HP, Inc.
224,814 7,335,681
87,636,124
Total Information Technology 351,354,713
Materials - 0.2%
Construction Materials - 0.2%
CRH plc 21,054 1,947,916
Metals & Mining - 0.0% †
United States Steel Corp. 5,123 174,131
Total Materials 2,122,047
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc. * 12,897 3,264,747
Utilities - 0.7%
Electric Utilities - 0.6%
NRG Energy, Inc. 80,668 7,277,867

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.1%
MDU Resources Group, Inc. 77,869 1,403,199
Total Utilities 8,681,066
TOTAL COMMON STOCKS
(Cost $604,334,885) 1,121,258,593
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment
Fund, 4.47% (a)
(Cost $31,842,658) 31,855,893 31,849,522
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $636,177,543) 1,153,108,115
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 6,671,356
NET ASSETS - 100.0% 1,159,779,471
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 115,621,214 10.0%
Consumer Discretionary 131,558,503 11.3
Consumer Staples 44,320,315 3.8
Energy 4,966,137 0.4
Financials 225,861,956 19.5
Health Care 66,685,390 5.8
Industrials 166,822,505 14.4
Information Technology 351,354,713 30.3
Materials 2,122,047 0.2
Real Estate 3,264,747 0.3
Utilities 8,681,066 0.7
Investment Companies 31,849,522 2.7
Total Investments In Securities
At Value 1,153,108,115 99.4
Other Assets in Excess of
Liabilities ‡ 6,671,356 0.6
Net Assets
$ 1,159,779,471 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 77 3/2025 USD $ 22,852,638 $ (542,032)
Net unrealized depreciation $ (542,032)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.2%
Communication Services - 3 .5%
Diversified Telecommunication Services - 1 .3%
AST SpaceMobile, Inc. *
5,180 109,298
Bandwidth, Inc., Class A *
3,367 57,306
IDT Corp., Class B
15,644 743,403
Lumen Technologies, Inc. *
94,000 499,140
1,409,147
Entertainment - 0 .4%
Cinemark Holdings, Inc. * 14,986 464,266
Interactive Media & Services - 1 .2%
Cargurus, Inc., Class A *
6,208 226,840
EverQuote, Inc., Class A *
25,353 506,807
MediaAlpha, Inc., Class A *
2,900 32,741
Yelp, Inc., Class A *
13,240 512,388
1,278,776
Media - 0 .5%
AMC Networks, Inc., Class A *
41,764 413,464
Gannett Co., Inc. *
18,446 93,337
TEGNA, Inc.
2,263 41,390
548,191
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 4,883 166,559
Total Communication Services 3,866,939
Consumer Discretionary - 9 .8%
Automobile Components - 0 .3%
Modine Manufacturing Co. *
266 30,837
Patrick Industries, Inc.
3,194 265,358
296,195
Diversified Consumer Services - 2 .3%
Adtalem Global Education, Inc. *
2,445 222,128
American Public Education, Inc. *
33,363 719,640
Frontdoor, Inc. *
1,007 55,053
Perdoceo Education Corp.
40,792 1,079,764
Strategic Education, Inc.
714 66,702
Stride, Inc. *
3,999 415,616
2,558,903
Hotels, Restaurants & Leisure - 0 .8%
Brinker International, Inc. *
2,169 286,937
El Pollo Loco Holdings, Inc. *
19,125 220,702
Monarch Casino & Resort, Inc.
646 50,969
RCI Hospitality Holdings, Inc.
2,387 137,181
Rush Street Interactive, Inc. *
9,991 137,077
Target Hospitality Corp. *
3,105 30,010
862,876
Household Durables - 2 .6%
Beazer Homes USA, Inc. *
3,464 95,121
Century Communities, Inc.
659 48,344
Ethan Allen Interiors, Inc.
1,393 39,157
INVESTMENTS SHARES VALUE ($)
Household Durables - 2.6% (continued)
Hamilton Beach Brands Holding Co.,
Class A 5,812 97,816
Hovnanian Enterprises, Inc., Class
A * 2,038 272,725
KB Home
7,294 479,362
Landsea Homes Corp. *
4,749 40,319
M/I Homes, Inc. *
3,649 485,135
Meritage Homes Corp.
1,424 219,040
Taylor Morrison Home Corp., Class
A * 14,096 862,816
Tri Pointe Homes, Inc. *
6,166 223,579
2,863,414
Leisure Products - 0 .5%
Acushnet Holdings Corp.
1,421 101,005
JAKKS Pacific, Inc. *
14,374 404,628
Revelyst, Inc. *
2,472 47,536
553,169
Specialty Retail - 2 .6%
Abercrombie & Fitch Co., Class A *
787 117,633
Academy Sports & Outdoors, Inc.
719 41,364
Asbury Automotive Group, Inc. *
1,971 479,012
Build-A-Bear Workshop, Inc.
5,092 234,436
Caleres, Inc.
5,005 115,916
Genesco, Inc. *
4,268 182,457
Group 1 Automotive, Inc.
2,122 894,381
Haverty Furniture Cos., Inc.
1,521 33,857
J Jill, Inc.
1,346 37,176
Lands' End, Inc. *
3,874 50,904
ODP Corp. (The) *
3,698 84,093
Sally Beauty Holdings, Inc. *
2,924 30,556
Signet Jewelers Ltd.
4,375 353,106
Sonic Automotive, Inc., Class A
626 39,657
Upbound Group, Inc.
3,070 89,552
Urban Outfitters, Inc. *
2,394 131,383
2,915,483
Textiles, Apparel & Luxury Goods - 0 .7%
Figs, Inc., Class A *
17,561 108,703
G-III Apparel Group Ltd. *
19,332 630,610
739,313
Total Consumer Discretionary 10,789,353
Consumer Staples - 4 .0%
Beverages - 0 .5%
Primo Brands Corp., Class A
6,351 195,420
Vita Coco Co., Inc. (The) *
8,955 330,529
525,949
Consumer Staples Distribution & Retail - 1 .3%
Ingles Markets, Inc., Class A
7,717 497,284
SpartanNash Co.
3,579 65,567
Sprouts Farmers Market, Inc. *
5,354 680,333
United Natural Foods, Inc. *
4,313 117,788

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 1.3% (continued)
Weis Markets, Inc.
824 55,801
1,416,773
Food Products - 1 .5%
Cal-Maine Foods, Inc.
5,206 535,802
Dole plc
4,245 57,477
Fresh Del Monte Produce, Inc.
5,792 192,352
John B Sanfilippo & Son, Inc.
6,083 529,890
Lifeway Foods, Inc. *
4,232 104,954
Vital Farms, Inc. *
835 31,471
WK Kellogg Co.
11,120 200,049
1,651,995
Household Products - 0 .0% †
WD-40 Co. 125 30,335
Tobacco - 0 .7%
Turning Point Brands, Inc.
12,130 729,013
Universal Corp.
645 35,372
764,385
Total Consumer Staples 4,389,437
Energy - 2 .8%
Energy Equipment & Services - 0 .4%
ChampionX Corp.
7,665 208,412
ProPetro Holding Corp. *
26,795 249,997
458,409
Oil, Gas & Consumable Fuels - 2 .4%
Ardmore Shipping Corp. (Ireland)
36,334 441,458
CONSOL Energy, Inc.
2,096 223,601
Dorian LPG Ltd.
7,568 184,432
FutureFuel Corp.
55,457 293,368
International Seaways, Inc.
5,076 182,431
REX American Resources Corp. *
1,748 72,874
Scorpio Tankers, Inc. (Monaco)
5,964 296,351
Sitio Royalties Corp., Class A
3,114 59,727
Teekay Corp. Ltd.
21,949 152,107
Teekay Tankers Ltd., Class A
(Canada) 16,238 646,110
Uranium Energy Corp. *
15,619 104,491
2,656,950
Total Energy 3,115,359
Financials - 23 .2%
Banks - 10 .6%
1st Source Corp.
4,426 258,390
Amalgamated Financial Corp.
13,665 457,368
Ameris Bancorp
1,812 113,377
Associated Banc-Corp.
2,189 52,317
Axos Financial, Inc. *
2,197 153,460
Bancorp, Inc. (The) *
3,304 173,889
BankUnited, Inc.
2,616 99,853
Brookline Bancorp, Inc.
2,851 33,642
Carter Bankshares, Inc. *
1,935 34,037
Cathay General Bancorp
6,118 291,278
INVESTMENTS SHARES VALUE ($)
Banks - 10.6% (continued)
Central Pacific Financial Corp.
15,736 457,131
Community Trust Bancorp, Inc.
5,113 271,142
CrossFirst Bankshares, Inc. *
1,876 28,421
Customers Bancorp, Inc. *
12,308 599,153
Eagle Bancorp, Inc.
1,964 51,123
Enterprise Financial Services Corp.
1,345 75,858
Farmers National Banc Corp.
2,280 32,422
First Busey Corp.
8,695 204,941
First Community Bankshares, Inc.
2,312 96,272
First Financial Corp.
13,265 612,710
First Merchants Corp.
4,786 190,913
First Mid Bancshares, Inc.
2,209 81,335
First of Long Island Corp. (The)
5,460 63,773
Flushing Financial Corp.
4,751 67,844
Fulton Financial Corp.
5,753 110,918
Great Southern Bancorp, Inc.
7,773 464,048
Hancock Whitney Corp.
1,620 88,646
Hanmi Financial Corp.
21,357 504,452
Heartland Financial USA, Inc.
1,655 101,460
Heritage Commerce Corp.
17,381 163,034
Heritage Financial Corp.
1,745 42,752
HomeStreet, Inc. *
8,572 97,892
HomeTrust Bancshares, Inc.
2,200 74,096
Hope Bancorp, Inc.
20,831 256,013
Horizon Bancorp, Inc.
3,764 60,638
Independent Bank Corp.
7,972 277,665
International Bancshares Corp.
10,172 642,463
Mercantile Bank Corp.
4,280 190,417
Metropolitan Bank Holding Corp. *
6,357 371,249
Midland States Bancorp, Inc.
18,192 443,885
NBT Bancorp, Inc.
2,515 120,116
Northfield Bancorp, Inc.
5,801 67,408
Northrim Bancorp, Inc.
1,668 130,004
OceanFirst Financial Corp.
17,440 315,664
OFG Bancorp
3,824 161,832
Orrstown Financial Services, Inc.
3,271 119,751
Pathward Financial, Inc.
2,767 203,596
Peapack-Gladstone Financial Corp.
1,615 51,761
Premier Financial Corp.
4,073 104,147
Provident Financial Services, Inc.
4,829 91,123
QCR Holdings, Inc.
427 34,433
Renasant Corp.
5,100 182,325
S&T Bancorp, Inc.
4,944 188,960
Sandy Spring Bancorp, Inc.
1,756 59,195
Simmons First National Corp., Class
A 2,726 60,463
SmartFinancial, Inc.
2,466 76,397
South Plains Financial, Inc.
1,369 47,573
Third Coast Bancshares, Inc. *
7,037 238,906
TrustCo Bank Corp.
5,633 187,635
UMB Financial Corp.
458 51,690
Univest Financial Corp.
12,927 381,476
Valley National Bancorp
4,521 40,960
Veritex Holdings, Inc.
3,360 91,258
WesBanco, Inc.
5,329 173,406

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 10.6% (continued)
Westamerica Bancorp
1,618 84,880
11,655,236
Capital Markets - 0 .9%
Brightsphere Investment Group, Inc.
4,263 112,287
Diamond Hill Investment Group, Inc.
656 101,746
Donnelley Financial Solutions, Inc. *
4,172 261,710
StoneX Group, Inc. *
2,985 292,441
Victory Capital Holdings, Inc., Class
A 1,931 126,403
Virtus Investment Partners, Inc.
373 82,276
976,863
Consumer Finance - 1 .7%
Bread Financial Holdings, Inc.
12,187 744,138
Dave, Inc. *
3,365 292,486
Enova International, Inc. *
2,754 264,054
Green Dot Corp., Class A *
20,562 218,780
Moneylion, Inc. *
317 27,265
Navient Corp.
2,380 31,630
OppFi, Inc.
28,278 216,609
PROG Holdings, Inc.
978 41,330
World Acceptance Corp. *
506 56,895
1,893,187
Financial Services - 3 .5%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 296,583
Burford Capital Ltd.
4,157 53,002
HA Sustainable Infrastructure
Capital, Inc. 6,376 171,068
International Money Express, Inc. *
1,828 38,077
Jackson Financial, Inc., Class A
14,340 1,248,727
Mr Cooper Group, Inc. *
16,250 1,560,163
NCR Atleos Corp. *
7,988 270,953
Paysafe Ltd. *
2,067 35,346
Radian Group, Inc.
1,781 56,493
Sezzle, Inc. *
279 71,368
3,801,780
Insurance - 6 .3%
American Coastal Insurance Corp. *
17,742 238,807
Employers Holdings, Inc.
15,588 798,573
Fidelis Insurance Holdings Ltd.
(United Kingdom) 32,828 595,172
Genworth Financial, Inc., Class A *
80,234 560,836
Hamilton Insurance Group Ltd.,
Class B * 7,630 145,199
HCI Group, Inc.
2,400 279,672
Heritage Insurance Holdings, Inc. *
48,052 581,429
Horace Mann Educators Corp.
6,336 248,561
Investors Title Co.
580 137,321
Mercury General Corp.
20,264 1,347,151
ProAssurance Corp. *
2,603 41,414
Safety Insurance Group, Inc.
3,884 320,041
Selective Insurance Group, Inc.
4,313 403,352
INVESTMENTS SHARES VALUE ($)
Insurance - 6.3% (continued)
SiriusPoint Ltd. (Sweden) *
7,840 128,498
Skyward Specialty Insurance Group,
Inc. * 2,744 138,682
Stewart Information Services Corp.
3,042 205,304
United Fire Group, Inc.
3,449 98,124
Universal Insurance Holdings, Inc.
30,690 646,331
6,914,467
Mortgage Real Estate Investment Trusts (REITs) - 0 .2%
Arbor Realty Trust, Inc.
6,322 87,559
Blackstone Mortgage Trust, Inc.,
Class A 9,163 159,528
247,087
Total Financials 25,488,620
Health Care - 13 .0%
Biotechnology - 7 .0%
ACADIA Pharmaceuticals, Inc. *
4,832 88,667
ADMA Biologics, Inc. *
41,907 718,705
Agios Pharmaceuticals, Inc. *
4,706 154,639
Alkermes plc *
49,495 1,423,476
Amicus Therapeutics, Inc. *
15,837 149,185
Arcellx, Inc. *
2,501 191,802
Avidity Biosciences, Inc. *
1,016 29,545
CareDx, Inc. *
12,490 267,411
Catalyst Pharmaceuticals, Inc. *
52,445 1,094,527
Celldex Therapeutics, Inc. *
2,744 69,341
Coherus Biosciences, Inc. *
62,143 85,757
Cytokinetics, Inc. *
3,638 171,132
Eagle Pharmaceuticals, Inc. *
48,302 24,151
Entrada Therapeutics, Inc. *
2,999 51,853
Geron Corp. *
22,558 79,855
Halozyme Therapeutics, Inc. *
6,000 286,860
Insmed, Inc. *
6,637 458,219
Kiniksa Pharmaceuticals
International plc * 8,824 174,539
Krystal Biotech, Inc. *
841 131,751
Madrigal Pharmaceuticals, Inc. *
595 183,599
Nurix Therapeutics, Inc. *
4,491 84,611
Organogenesis Holdings, Inc., Class
A * 90,275 288,880
PDL BioPharma, Inc. (3)*
32,677 2,663
Praxis Precision Medicines, Inc. *
744 57,258
Protagonist Therapeutics, Inc. *
28,460 1,098,556
PTC Therapeutics, Inc. *
968 43,696
TG Therapeutics, Inc. *
5,673 170,757
Vericel Corp. *
1,151 63,201
7,644,636
Health Care Equipment & Supplies - 0 .9%
Bioventus, Inc., Class A *
14,633 153,646
Inogen, Inc. *
24,050 220,538
Integer Holdings Corp. *
268 35,515
Lantheus Holdings, Inc. *
2,060 184,288
LeMaitre Vascular, Inc.
1,143 105,316
OraSure Technologies, Inc. *
30,116 108,719

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 0.9% (continued)
Tactile Systems Technology, Inc. *
10,159 174,024
982,046
Health Care Providers & Services - 2 .8%
AdaptHealth Corp., Class A *
20,545 195,588
Addus HomeCare Corp. *
305 38,232
Community Health Systems, Inc. *
29,250 87,457
CorVel Corp. *
7,230 804,410
Cross Country Healthcare, Inc. *
1,198 21,756
Ensign Group, Inc. (The)
3,439 456,906
Hims & Hers Health, Inc. *
9,263 223,979
National HealthCare Corp.
1,005 108,098
Owens & Minor, Inc. *
29,839 389,996
Patterson Cos., Inc.
5,749 177,414
Pediatrix Medical Group, Inc. *
43,760 574,131
Select Medical Holdings Corp.
1,727 32,554
3,110,521
Pharmaceuticals - 2 .3%
Amneal Pharmaceuticals, Inc. *
61,522 487,254
Amphastar Pharmaceuticals, Inc. *
1,224 45,447
Collegium Pharmaceutical, Inc. *
9,822 281,400
Corcept Therapeutics, Inc. *
15,077 759,730
Fulcrum Therapeutics, Inc. *
10,595 49,796
Harmony Biosciences Holdings,
Inc. * 1,411 48,553
Innoviva, Inc. *
11,553 200,445
Pacira BioSciences, Inc. *
24,331 458,396
Phibro Animal Health Corp., Class A
6,843 143,703
Prestige Consumer Healthcare,
Inc. * 488 38,108
Supernus Pharmaceuticals, Inc. *
1,151 41,620
2,554,452
Total Health Care 14,291,655
Industrials - 18 .2%
Aerospace & Defense - 1 .5%
AAR Corp. *
1,965 120,415
Byrna Technologies, Inc. *
16,841 485,189
Ducommun, Inc. *
1,921 122,291
Moog, Inc., Class A
1,353 266,324
National Presto Industries, Inc.
997 98,125
Rocket Lab USA, Inc. *
16,806 428,049
V2X, Inc. *
732 35,012
VirTra, Inc. *
7,287 49,187
1,604,592
Air Freight & Logistics - 0 .2%
Hub Group, Inc., Class A 4,758 212,016
Building Products - 2 .1%
Apogee Enterprises, Inc.
12,449 888,983
Insteel Industries, Inc.
4,546 122,788
Masterbrand, Inc. *
15,036 219,676
UFP Industries, Inc.
9,697 1,092,367
2,323,814
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1 .5%
ABM Industries, Inc.
3,515 179,898
ACCO Brands Corp.
30,248 158,802
Deluxe Corp.
2,272 51,324
Ennis, Inc.
8,125 171,356
GEO Group, Inc. (The) *
5,381 150,560
Interface, Inc., Class A
14,577 354,950
Steelcase, Inc., Class A
24,007 283,763
Virco Mfg. Corp.
31,540 323,285
1,673,938
Construction & Engineering - 4 .0%
Arcosa, Inc.
2,629 254,329
Argan, Inc.
8,824 1,209,241
Fluor Corp. *
5,608 276,587
IES Holdings, Inc. *
2,835 569,722
Limbach Holdings, Inc. *
3,218 275,268
Matrix Service Co. *
2,908 34,809
MYR Group, Inc. *
2,123 315,839
Orion Group Holdings, Inc. *
4,104 30,082
Primoris Services Corp.
751 57,376
Sterling Infrastructure, Inc. *
5,085 856,568
Tutor Perini Corp. *
23,146 560,133
4,439,954
Electrical Equipment - 0 .8%
Atkore, Inc.
4,053 338,223
LSI Industries, Inc.
2,101 40,801
NuScale Power Corp. *
3,844 68,923
Powell Industries, Inc.
1,517 336,243
Preformed Line Products Co.
548 70,029
854,219
Ground Transportation - 0 .4%
ArcBest Corp.
1,552 144,833
Covenant Logistics Group, Inc.,
Class A 5,641 307,491
452,324
Machinery - 3 .2%
Blue Bird Corp. *
9,145 353,271
Federal Signal Corp.
2,937 271,350
Hyster-Yale, Inc.
3,117 158,749
Mayville Engineering Co., Inc. *
2,788 43,827
Mueller Industries, Inc.
19,616 1,556,726
Proto Labs, Inc. *
756 29,552
REV Group, Inc.
23,058 734,859
Standex International Corp.
367 68,625
Terex Corp.
4,626 213,814
Wabash National Corp.
3,541 60,657
3,491,430
Marine Transportation - 0 .5%
Costamare, Inc. (Monaco)
31,263 401,729
Safe Bulkers, Inc. (Monaco)
29,498 105,308
507,037

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 0 .3%
SkyWest, Inc. * 2,974 297,787
Professional Services - 1 .4%
Barrett Business Services, Inc.
8,892 386,268
CSG Systems International, Inc.
749 38,281
Heidrick & Struggles International,
Inc. 8,548 378,762
Kelly Services, Inc., Class A
12,463 173,734
Kforce, Inc.
5,911 335,154
Resources Connection, Inc.
21,420 182,713
Willdan Group, Inc. *
1,584 60,335
WNS Holdings Ltd. (India) *
690 32,699
1,587,946
Trading Companies & Distributors - 2 .3%
BlueLinx Holdings, Inc. *
3,579 365,631
Boise Cascade Co.
7,362 875,047
DNOW, Inc. *
8,573 111,535
DXP Enterprises, Inc. *
1,041 86,008
GMS, Inc. *
7,975 676,519
Rush Enterprises, Inc., Class A
5,480 300,249
Willis Lease Finance Corp.
275 57,076
2,472,065
Total Industrials 19,917,122
Information Technology - 16 .0%
Communications Equipment - 0 .3%
NETGEAR, Inc. * 12,838 357,795
Electronic Equipment, Instruments & Components - 4 .4%
Arlo Technologies, Inc. *
34,280 383,593
Bel Fuse, Inc., Class B
1,392 114,798
Benchmark Electronics, Inc.
5,586 253,604
Climb Global Solutions, Inc.
311 39,419
Daktronics, Inc. *
22,394 377,563
ePlus, Inc. *
6,394 472,389
Fabrinet (Thailand) *
2,096 460,869
Insight Enterprises, Inc. *
5,484 834,117
Kimball Electronics, Inc. *
2,556 47,874
PC Connection, Inc.
6,496 449,978
Sanmina Corp. *
10,460 791,508
ScanSource, Inc. *
10,363 491,724
TTM Technologies, Inc. *
2,115 52,346
4,769,782
IT Services - 0 .4%
Hackett Group, Inc. (The)
9,556 293,560
Unisys Corp. *
29,193 184,792
478,352
Semiconductors & Semiconductor Equipment - 1 .6%
ACM Research, Inc., Class A *
8,519 128,637
Axcelis Technologies, Inc. *
2,277 159,094
Credo Technology Group Holding
Ltd. * 1,423 95,640
FormFactor, Inc. *
5,148 226,512
Impinj, Inc. *
266 38,639
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.6% (continued)
NVE Corp.
1,097 89,329
Penguin Solutions, Inc. *
7,592 145,690
Photronics, Inc. *
23,311 549,207
Rambus, Inc. *
787 41,601
Semtech Corp. *
881 54,490
Ultra Clean Holdings, Inc. *
6,059 217,821
1,746,660
Software - 7 .7%
8x8, Inc. *
144,876 386,819
ACI Worldwide, Inc. *
10,070 522,734
Adeia, Inc.
11,411 159,526
Airship AI Holdings, Inc. *
42,547 266,344
Altair Engineering, Inc., Class A *
2,373 258,918
Aurora Innovation, Inc. *
7,862 49,531
Blackbaud, Inc. *
413 30,529
Blend Labs, Inc., Class A *
22,695 95,546
Cleanspark, Inc. *
13,483 124,178
Clear Secure, Inc., Class A
23,855 635,497
Commvault Systems, Inc. *
4,979 751,381
Consensus Cloud Solutions, Inc. *
34,704 828,037
Daily Journal Corp. *
500 283,995
Digital Turbine, Inc. *
34,383 58,107
InterDigital, Inc.
4,625 895,955
LiveRamp Holdings, Inc. *
4,067 123,515
MARA Holdings, Inc. *
1,430 23,981
Mitek Systems, Inc. *
6,033 67,147
OneSpan, Inc. *
15,038 278,805
Porch Group, Inc. *
18,678 91,896
Progress Software Corp.
5,680 370,052
Qualys, Inc. *
4,572 641,086
Sapiens International Corp. NV
(Israel) 1,145 30,766
SolarWinds Corp.
12,078 172,111
SPS Commerce, Inc. *
3,897 717,009
Terawulf, Inc. *
11,636 65,860
Varonis Systems, Inc., Class B *
686 30,479
Verint Systems, Inc. *
3,278 89,981
Yext, Inc. *
10,270 65,317
Zeta Global Holdings Corp., Class
A * 19,008 341,954
8,457,056
Technology Hardware, Storage & Peripherals - 1 .6%
CompoSecure, Inc., Class A
37,240 570,889
Diebold Nixdorf, Inc. *
5,985 257,594
Eastman Kodak Co. *
62,804 412,622
Immersion Corp.
9,075 79,225
IonQ, Inc. *
9,361 391,009
Turtle Beach Corp. *
4,808 83,227
1,794,566
Total Information Technology 17,604,211

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Materials - 2 .4%
Chemicals - 0 .4%
Arcadium Lithium plc (Argentina) *
43,846 224,930
Koppers Holdings, Inc.
998 32,335
Rayonier Advanced Materials, Inc. *
16,797 138,575
395,840
Construction Materials - 0 .5%
Knife River Corp. *
2,158 219,339
Summit Materials, Inc., Class A *
5,047 255,378
United States Lime & Minerals, Inc.
421 55,884
530,601
Metals & Mining - 1 .5%
Alpha Metallurgical Resources, Inc.
* 873 174,705
Arch Resources, Inc.
872 123,144
Commercial Metals Co.
16,408 813,837
Constellium SE, Class A *
3,014 30,954
Metallus, Inc. *
6,794 95,999
Olympic Steel, Inc.
3,229 105,943
Ramaco Resources, Inc., Class B
59 583
Ryerson Holding Corp.
7,379 136,585
SunCoke Energy, Inc.
15,698 167,969
1,649,719
Total Materials 2,576,160
Real Estate - 1 .3%
Office REITs - 0 .3%
NET Lease Office Properties, REIT *
6,972 217,596
Piedmont Office Realty Trust, Inc.,
Class A, REIT 13,987 127,981
345,577
Real Estate Management & Development - 0 .3%
Compass, Inc., Class A *
8,682 50,790
Forestar Group, Inc. *
10,063 260,833
Real Brokerage, Inc. (The) (Canada)
* 6,700 30,820
342,443
Retail REITs - 0 .7%
SITE Centers Corp., REIT 44,201 675,833
Total Real Estate 1,363,853
TOTAL COMMON STOCKS
(Cost $64,609,973) 103,402,709
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 5.2%
INVESTMENT COMPANIES - 5 .2%
Limited Purpose Cash Investment
Fund, 4.47% (a)
(Cost $5,706,970) 5,708,497 5,707,356
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $70,316,943) 109,110,065
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 663,329
NET ASSETS - 100.0% 109,773,394
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,866,939 3 .5%
Consumer Discretionary 10,789,353 9 .8
Consumer Staples 4,389,437 4 .0
Energy 3,115,359 2 .8
Financials 25,488,620 23 .2
Health Care 14,291,655 13 .0
Industrials 19,917,122 18 .2
Information Technology 17,604,211 16 .0
Materials 2,576,160 2 .4
Real Estate 1,363,853 1 .3
Investment Companies 5,707,356 5 .2
Total Investments In Securities
At Value 109,110,065 99 .4
Other Assets in Excess of
Liabilities ‡ 663,329 0 .6
Net Assets
$ 109,773,394 100 .0%

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 48 3/2025 USD $ 5,399,520 $ 18,367
Net unrealized appreciation $ 18,367

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.4%
Australia - 5 .8%
ANZ Group Holdings Ltd. 8,697 153,239
Aristocrat Leisure Ltd. 143,478 6,059,157
BHP Group Ltd. 242,444 5,914,364
BlueScope Steel Ltd. 442,908 5,121,393
Brambles Ltd. 190,221 2,262,328
Cochlear Ltd. 858 153,649
Fortescue Ltd. 578,713 6,516,635
Orica Ltd. 57,404 588,474
REA Group Ltd. 1,782 256,365
Rio Tinto Ltd. 8,995 652,254
Tabcorp Holdings Ltd. 57,040 19,883
Telstra Group Ltd. 339,441 841,237
Wesfarmers Ltd. 75,906 3,353,341
WiseTech Global Ltd. 9,273 692,259
32,584,578
Belgium - 1 .1%
Ageas SA/NV 56,758 2,759,583
Groupe Bruxelles Lambert NV 1,467 100,307
UCB SA 17,106 3,405,186
6,265,076
Canada - 11 .4%
Air Canada (1)* 147,796 2,288,733
Bank of Montreal (1) 8,976 871,405
Bank of Nova Scotia (The) (1) 25,211 1,353,812
Canadian Apartment Properties,
REIT (1) 3,482 103,265
Canadian Imperial Bank of
Commerce (1) 3,612 228,487
CCL Industries, Inc., Class B (1) 4,615 237,420
Cenovus Energy, Inc. (1) 65,098 986,807
CGI, Inc. (1) 27,366 2,994,278
Constellation Software, Inc. (1) 143 442,187
Descartes Systems Group, Inc.
(The) (1)* 2,110 239,851
Empire Co. Ltd., Class A (1) 49,105 1,499,335
Fairfax Financial Holdings Ltd. (1) 5,329 7,414,518
George Weston Ltd. (1) 15,469 2,405,607
Great-West Lifeco, Inc. (1) 6,006 199,176
iA Financial Corp., Inc. (1) 12,987 1,204,513
Imperial Oil Ltd. (1) 62,085 3,826,297
Intact Financial Corp. (1) 7,051 1,283,842
Loblaw Cos. Ltd. (1) 25,641 3,374,384
Manulife Financial Corp. (1) 213,943 6,572,557
MEG Energy Corp. (1) 153,542 2,520,847
National Bank of Canada (1) 4,864 443,409
Onex Corp. (1) 33,261 2,598,035
Open Text Corp. (1) 47,503 1,344,340
Parkland Corp. (1) 87,439 1,977,559
Pembina Pipeline Corp. (1) 38,816 1,434,149
Power Corp. of Canada (1) 5,259 164,050
Royal Bank of Canada (1) 23,203 2,797,693
Shopify, Inc., Class A (1)* 7,833 833,678
Suncor Energy, Inc. (1) 147,521 5,265,785
TFI International, Inc. (1) 16,487 2,227,858
Thomson Reuters Corp. (1) 10,563 1,696,165
Toronto-Dominion Bank (The) (1) 9,710 516,961
INVESTMENTS SHARES VALUE ($)
Canada - 11.4% (continued)
West Fraser Timber Co. Ltd. (1) 18,411 1,595,249
62,942,252
China - 0 .9%
BOC Hong Kong Holdings Ltd. 1,296,000 4,138,305
SITC International Holdings Co.
Ltd. 269,000 713,316
Wilmar International Ltd. 82,400 187,026
5,038,647
Denmark - 2 .9%
AP Moller - Maersk A/S, Class B 1,474 2,452,382
Novo Nordisk A/S, Class B 86,044 7,424,034
Pandora A/S 16,222 2,967,904
ROCKWOOL A/S, Class B 7,138 2,539,961
Zealand Pharma A/S * 8,632 858,668
16,242,949
Finland - 0 .7%
Fortum OYJ (1) 56,481 790,706
Nokia OYJ 124,892 552,450
Wartsila OYJ Abp 146,693 2,599,796
3,942,952
France - 9 .0%
Amundi SA (a) 2,522 167,841
AXA SA 118,661 4,223,103
BNP Paribas SA 64,665 3,970,226
Carrefour SA 37,322 531,197
Cie de Saint-Gobain SA 84,281 7,489,352
Credit Agricole SA 415,215 5,713,163
Dassault Aviation SA 10,755 2,197,632
Eiffage SA 1,840 161,352
Ipsen SA 15,556 1,783,041
La Francaise des Jeux SACA (a) 7,323 282,013
Publicis Groupe SA 58,208 6,196,805
Safran SA 3,595 787,692
Societe Generale SA 280,766 7,879,843
Sodexo SA (1) 26,059 2,147,310
TotalEnergies SE 116,805 6,507,776
Unibail-Rodamco-Westfield, REIT * 4,856 365,728
50,404,074
Germany - 7 .2%
Allianz SE (Registered) 4,847 1,489,789
Bechtle AG 14,908 478,132
Commerzbank AG 428,716 7,040,576
Deutsche Bank AG (Registered) 425,377 7,340,689
Deutsche Boerse AG 5,597 1,289,304
Fresenius SE & Co. KGaA * 12,270 425,904
Hannover Rueck SE 2,264 566,950
Heidelberg Materials AG 3,572 441,368
Knorr-Bremse AG 10,969 796,146
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (1) 6,521 3,290,252
Rational AG 364 311,769
Rheinmetall AG 2,944 1,880,945
RWE AG (1) 18,330 547,399
SAP SE 44,250 10,884,362

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 7.2% (continued)
Siemens Energy AG * 3,772 200,186
Talanx AG 40,087 3,409,460
40,393,231
Hong Kong - 1 .4%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,208,949
Link, REIT 39,000 164,015
Swire Pacific Ltd., Class A 110,000 994,795
WH Group Ltd. (a) 7,203,000 5,550,882
7,918,641
Italy - 2 .8%
Intesa Sanpaolo SpA 100,331 402,409
Leonardo SpA 254,431 6,845,165
Prysmian SpA 18,597 1,190,141
UniCredit SpA 172,537 6,909,825
15,347,540
Japan - 19 .6%
Advantest Corp. 64,100 3,644,652
Asics Corp. 21,200 413,565
Brother Industries Ltd. 101,500 1,716,977
Dai-ichi Life Holdings, Inc. 127,900 3,408,068
Daito Trust Construction Co. Ltd. 20,700 2,314,148
Disco Corp. 6,100 1,618,192
ENEOS Holdings, Inc. 143,400 752,299
Fujitsu Ltd. 124,000 2,178,256
Hikari Tsushin, Inc. 5,400 1,172,071
Hitachi Ltd. 70,800 1,733,896
Idemitsu Kosan Co. Ltd. 23,900 157,430
Inpex Corp. 53,800 676,883
ITOCHU Corp. 105,100 5,168,227
Japan Post Insurance Co. Ltd. 116,600 2,141,716
Japan Tobacco, Inc. 35,000 897,850
KDDI Corp. 261,900 8,341,673
Keyence Corp. 14,400 5,853,192
Koito Manufacturing Co. Ltd. 145,200 1,837,892
Konami Group Corp. 27,100 2,535,755
M3, Inc. 12,400 107,444
Makita Corp. 27,500 836,247
Marubeni Corp. 68,100 1,022,084
Mitsubishi Electric Corp. 26,800 452,538
MonotaRO Co. Ltd. 158,200 2,688,421
MS&AD Insurance Group
Holdings, Inc. 174,900 3,777,405
Nexon Co. Ltd. 88,200 1,312,007
Nintendo Co. Ltd. 98,000 5,707,696
Nippon Yusen KK 46,600 1,551,012
Nitto Denko Corp. 45,000 752,347
Nomura Holdings, Inc. 175,200 1,016,482
Obayashi Corp. 120,600 1,587,968
Ono Pharmaceutical Co. Ltd. 78,700 819,384
Oracle Corp. Japan 29,300 2,804,199
Osaka Gas Co. Ltd. 66,900 1,463,210
Otsuka Corp. 241,600 5,525,335
Panasonic Holdings Corp. 20,400 208,500
Recruit Holdings Co. Ltd. 62,400 4,337,294
SCREEN Holdings Co. Ltd. 29,900 1,765,215
SCSK Corp. 27,800 581,851
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
Shionogi & Co. Ltd. 31,600 443,195
Sompo Holdings, Inc. 130,100 3,370,925
Sumitomo Corp. 11,300 244,545
Tokyo Electric Power Co. Holdings,
Inc. * 713,700 2,133,334
Tokyo Electron Ltd. 55,000 8,267,566
TOPPAN Holdings, Inc. 110,300 2,926,059
Toyota Tsusho Corp. 190,500 3,368,903
Trend Micro, Inc. * 21,100 1,137,566
ZOZO, Inc. 73,700 2,269,808
109,041,282
Luxembourg - 0 .3%
ArcelorMittal SA 76,641 1,780,701
Netherlands - 4 .7%
ABN AMRO Bank NV, CVA (a) 94,826 1,463,315
Adyen NV *(a) 4,799 7,131,693
ASM International NV 1,759 1,017,028
ASML Holding NV 2,366 1,657,228
ING Groep NV 109,319 1,713,202
Koninklijke Ahold Delhaize NV (1) 96,946 3,162,273
NN Group NV 55,763 2,431,745
Wolters Kluwer NV 45,166 7,504,079
26,080,563
Singapore - 0 .4%
CapitaLand Integrated Commercial
Trust, REIT 156,096 220,128
Genting Singapore Ltd. 500,900 281,006
Oversea-Chinese Banking Corp.
Ltd. 75,000 915,981
Singapore Airlines Ltd. 54,400 256,466
Singapore Technologies
Engineering Ltd. 208,700 712,117
2,385,698
Spain - 2 .6%
ACS Actividades de Construccion
y Servicios SA 8,135 407,665
Banco Bilbao Vizcaya Argentaria
SA 481,232 4,708,585
Banco Santander SA 1,095,273 5,067,009
CaixaBank SA 29,642 160,932
Industria de Diseno Textil SA 10,867 556,651
Repsol SA 284,233 3,458,537
14,359,379
Sweden - 2 .9%
Alfa Laval AB 3,846 160,975
Atlas Copco AB, Class B 42,828 578,649
Evolution AB (a) 21,897 1,688,606
Getinge AB, Class B 9,927 162,839
Hexagon AB, Class B 17,354 165,686
Investor AB, Class B 44,280 1,172,841
Saab AB, Class B 124,049 2,620,816
SKF AB, Class B 266,097 4,994,510
Swedish Orphan Biovitrum AB (1)* 35,773 1,026,257
Telefonaktiebolaget LM Ericsson,
Class B 67,988 550,598

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.9% (continued)
Volvo AB, Class B 120,441 2,926,979
16,048,756
Switzerland - 6 .3%
ABB Ltd. (Registered) 155,585 8,401,359
BKW AG 1,953 323,573
Logitech International SA
(Registered) 68,953 5,691,808
Lonza Group AG (Registered) 6,245 3,686,041
Novartis AG (Registered) 120,869 11,767,480
Sandoz Group AG 21,490 880,931
Schindler Holding AG 7,093 1,959,681
UBS Group AG (Registered) 54,807 1,678,012
Zurich Insurance Group AG 959 570,380
34,959,265
United Kingdom - 10 .1%
3i Group plc 30,804 1,371,186
Auto Trader Group plc (a) 152,511 1,509,075
BAE Systems plc 481,355 6,905,173
Barclays plc 2,351,160 7,865,096
British American Tobacco plc 52,898 1,908,810
BT Group plc 1,750,605 3,155,439
Centrica plc 3,110,483 5,189,453
DCC plc 4,832 309,616
Hargreaves Lansdown plc 58,199 798,617
HSBC Holdings plc 390,049 3,831,491
Imperial Brands plc 24,800 793,076
Kingfisher plc 52,609 163,528
Lloyds Banking Group plc 751,673 513,339
London Stock Exchange Group plc 14,143 1,996,355
NatWest Group plc 915,889 4,589,753
Next plc 4,263 505,687
Rolls-Royce Holdings plc * 1,123,032 7,963,861
Standard Chartered plc 277,493 3,416,274
Tesco plc 805,457 3,704,581
56,490,410
United States - 2 .3%
GSK plc 102,282 1,725,219
Holcim AG 14,221 1,369,269
James Hardie Industries plc,
CHESS * 12,915 398,050
Roche Holding AG 11,358 3,175,773
Shell plc 191,540 5,970,494
Stellantis NV 12,509 162,722
Swiss Re AG 2,040 295,463
13,096,990
TOTAL COMMON STOCKS
(Cost $408,793,104) 515,322,984
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 7.1%
INVESTMENT COMPANIES - 7 .1%
Limited Purpose Cash Investment
Fund, 4.47% (1)(b)
(Cost $39,777,905) 39,791,864 39,783,906
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $448,571,009) 555,106,890
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 2,913,231
NET ASSETS - 100.0% 558,020,121
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,856,051 5 .3%
Consumer Discretionary 22,917,572 4 .1
Consumer Staples 24,015,022 4 .3
Energy 33,534,862 6 .0
Financials 153,108,137 27 .4
Health Care 37,845,045 6 .8
Industrials 112,426,925 20 .2
Information Technology 62,636,888 11 .2
Materials 25,367,522 4 .6
Real Estate 3,167,284 0 .6
Utilities 10,447,676 1 .9
Investment Companies 39,783,906 7 .1
Total Investments In Securities
At Value 555,106,890 99 .5
Other Assets in Excess of
Liabilities ‡ 2,913,231 0 .5
Net Assets
$ 558,020,121 100 .0%

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $17,793,425, which represents 3.19%
of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 303 3/2025 USD $ 34,352,625 $ (89,127)
Net unrealized depreciation $ (89,127)

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Brazil - 2 .3%
Banco do Brasil SA 1,392,300 5,398,915
BB Seguridade Participacoes SA 84,400 494,820
Caixa Seguridade Participacoes
S/A 119,500 275,448
Embraer SA, ADR (1)* 24,697 905,886
Pagseguro Digital Ltd., Class A (1)* 177,668 1,112,202
Telefonica Brasil SA * 147,100 1,121,265
TIM SA 281,100 662,587
Vibra Energia SA 538,600 1,553,733
11,524,856
Chile - 0 .7%
Cencosud SA 1,257,991 2,781,645
Cia Sud Americana de Vapores
SA (1) 716,597 38,693
Enel Chile SA, ADR (1) 182,786 526,424
Falabella SA * 85,523 302,128
3,648,890
China - 28 .4%
Agricultural Bank of China Ltd.,
Class A 577,700 420,448
Alibaba Group Holding Ltd. 634,904 6,719,416
Anhui Conch Cement Co. Ltd.,
Class A 41,623 134,937
Autohome, Inc., ADR (1) 91,869 2,384,001
Baidu, Inc., Class A * 196,900 2,076,628
Bank of Beijing Co. Ltd., Class A 535,278 448,699
Bank of China Ltd., Class A 573,300 430,541
Bank of China Ltd., Class H 3,488,000 1,774,908
Bank of Communications Co. Ltd.,
Class A 366,400 388,034
Bank of Communications Co. Ltd.,
Class H 563,000 461,424
Bank of Ningbo Co. Ltd., Class A 55,900 185,236
Bank of Shanghai Co. Ltd., Class A 214,111 266,991
Baoshan Iron & Steel Co. Ltd.,
Class A 688,322 656,462
BOE Technology Group Co. Ltd.,
Class A 1,583,900 947,685
Bosideng International Holdings
Ltd. 1,380,000 681,925
BYD Co. Ltd., Class A 23,200 892,696
China CITIC Bank Corp. Ltd.,
Class H 6,779,000 4,675,997
China Communications Services
Corp. Ltd., Class H 1,878,000 1,096,618
China Construction Bank Corp.,
Class H 13,915,000 11,528,230
China Everbright Bank Co. Ltd.,
Class A 505,900 266,827
China Everbright Bank Co. Ltd.,
Class H 702,000 271,832
China Galaxy Securities Co. Ltd.,
Class H 175,000 158,113
China Hongqiao Group Ltd. 2,290,000 3,436,807
China Life Insurance Co. Ltd.,
Class H 155,000 290,103
INVESTMENTS SHARES VALUE ($)
China - 28.4% (continued)
China Medical System Holdings
Ltd. 124,000 120,222
China Merchants Bank Co. Ltd.,
Class A 103,158 552,523
China Merchants Securities Co.
Ltd., Class A 225,800 589,611
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 122,100 170,531
China Minsheng Banking Corp.
Ltd., Class A 333,155 187,503
China Minsheng Banking Corp.
Ltd., Class H 1,363,000 601,531
China Overseas Land &
Investment Ltd. 287,500 454,191
China Pacific Insurance Group Co.
Ltd., Class A 59,300 275,453
China Pacific Insurance Group Co.
Ltd., Class H 432,400 1,391,072
China Petroleum & Chemical
Corp., Class A 446,400 406,375
China Resources Land Ltd. 558,000 1,601,889
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 880,288
China Taiping Insurance Holdings
Co. Ltd. 2,338,600 3,473,992
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 262,912
China Tower Corp. Ltd., Class H
(a) 1,330,000 191,009
China Vanke Co. Ltd., Class A * 165,400 163,819
China Yangtze Power Co. Ltd.,
Class A 93,300 375,808
CITIC Ltd. 4,493,000 5,273,388
CITIC Securities Co. Ltd., Class A 143,965 572,448
Far East Horizon Ltd. (1) 1,455,000 1,062,215
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,567 216,243
Geely Automobile Holdings Ltd. 1,732,000 3,261,875
Guotai Junan Securities Co. Ltd.,
Class A 88,600 225,255
Haidilao International Holding Ltd.
(a) 418,000 843,869
Haier Smart Home Co. Ltd., Class
A 212,400 824,105
Haitong Securities Co. Ltd., Class
A 175,200 265,445
Hansoh Pharmaceutical Group Co.
Ltd. (a) 114,000 252,400
Hisense Home Appliances Group
Co. Ltd. 111,000 349,142
Huatai Securities Co. Ltd., Class A 128,200 307,352
Huaxia Bank Co. Ltd., Class A 273,900 298,998
Industrial & Commercial Bank of
China Ltd., Class A 329,800 311,072
Industrial & Commercial Bank of
China Ltd., Class H 546,000 364,009
Industrial Bank Co. Ltd., Class A 145,390 379,627
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 612,644
JD.com, Inc., Class A 395,800 6,872,360

Schedule of Investments
December 31, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 28.4% (continued)
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 861,269
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 11,900 135,488
KE Holdings, Inc., ADR (1) 55,797 1,027,781
Kuaishou Technology *(a) 322,500 1,691,694
Kunlun Energy Co. Ltd. 3,476,000 3,746,038
Kweichow Moutai Co. Ltd., Class A 6,000 1,246,238
Lenovo Group Ltd. 1,736,000 2,231,737
Li Auto, Inc., Class A * 46,800 559,007
Luxshare Precision Industry Co.
Ltd., Class A 167,407 929,111
Luzhou Laojiao Co. Ltd., Class A 17,500 298,595
Meituan, Class B *(a) 322,780 6,275,931
NARI Technology Co. Ltd., Class A 336,349 1,156,305
New China Life Insurance Co. Ltd.,
Class A 36,300 245,995
New Oriental Education &
Technology Group, Inc. 281,700 1,796,686
PDD Holdings, Inc., ADR (1)* 43,294 4,199,085
People's Insurance Co. Group of
China Ltd. (The), Class H 2,578,000 1,277,354
PetroChina Co. Ltd., Class A 421,600 514,593
PICC Property & Casualty Co. Ltd.,
Class H 2,368,000 3,724,395
Ping An Bank Co. Ltd., Class A 151,385 241,413
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 350,272
Poly Developments and Holdings
Group Co. Ltd., Class A 133,700 161,552
Qifu Technology, Inc., ADR (1) 73,048 2,803,582
SAIC Motor Corp. Ltd., Class A 130,000 366,886
Sany Heavy Industry Co. Ltd.,
Class A 166,900 374,837
Shanghai Pudong Development
Bank Co. Ltd., Class A 145,263 203,763
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 258,239
Sinopharm Group Co. Ltd., Class
H 324,000 883,707
Sinotruk Hong Kong Ltd. 1,599,000 4,674,648
Tencent Holdings Ltd. 324,400 17,314,144
Topsports International Holdings
Ltd. (a) 1,106,000 421,189
Wuliangye Yibin Co. Ltd., Class A 22,782 434,838
Xiaomi Corp., Class B *(a) 542,200 2,377,989
Yum China Holdings, Inc. (1) 31,605 1,522,413
138,892,508
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 408,143
India - 17 .0%
ABB India Ltd. 37,898 3,053,638
Axis Bank Ltd., GDR (b) 9,780 606,698
Bajaj Auto Ltd. 49,275 5,055,231
Bharat Electronics Ltd. 1,172,298 4,000,479
Bharat Petroleum Corp. Ltd. 1,177,832 4,004,911
Cipla Ltd. 46,893 835,710
Coal India Ltd. 1,050,448 4,701,608
Colgate-Palmolive India Ltd. 10,661 333,483
INVESTMENTS SHARES VALUE ($)
India - 17.0% (continued)
Cummins India Ltd. 12,062 460,027
DLF Ltd. 18,871 181,280
Dr Reddy's Laboratories Ltd., ADR
(1) 54,900 866,871
HCL Technologies Ltd. 123,200 2,750,983
HDFC Asset Management Co.
Ltd. (a) 34,629 1,695,189
Hero MotoCorp Ltd. 57,022 2,765,017
Hindustan Aeronautics Ltd. (b) 106,814 5,198,660
Hindustan Petroleum Corp. Ltd. 407,506 1,937,318
Indian Oil Corp. Ltd. 1,668,250 2,643,735
Info Edge India Ltd. 20,051 2,027,489
Infosys Ltd., ADR (1) 75,176 1,647,858
Jio Financial Services Ltd. * 203,618 708,425
Larsen & Toubro Ltd., GDR (1)(b) 14,876 624,792
Lupin Ltd. 11,161 306,613
NHPC Ltd. 416,678 391,323
NTPC Ltd. 1,493,689 5,802,535
Oil & Natural Gas Corp. Ltd. 1,740,141 4,857,089
Oil India Ltd. 98,281 493,963
Oracle Financial Services Software
Ltd. 7,199 1,071,495
Petronet LNG Ltd. 206,881 834,950
Power Finance Corp. Ltd. 379,357 1,981,773
Power Grid Corp. of India Ltd. 812,575 2,924,711
REC Ltd. 359,742 2,097,498
Reliance Industries Ltd., GDR (1)
(a) 8,092 459,626
State Bank of India, GDR (1)(b) 3,533 327,156
Suzlon Energy Ltd. * 1,018,375 737,438
Tata Consultancy Services Ltd. 60,516 2,887,913
Torrent Pharmaceuticals Ltd. 10,076 394,944
Trent Ltd. 64,789 5,375,556
Varun Beverages Ltd. (1) 166,720 1,243,383
Vedanta Ltd. 558,760 2,895,470
Zomato Ltd. * 609,913 1,975,729
Zydus Lifesciences Ltd. 19,197 217,456
83,376,023
Indonesia - 2 .1%
Alamtri Resources Indonesia Tbk.
PT 22,989,200 3,461,864
Astra International Tbk. PT 6,554,600 1,992,496
Indah Kiat Pulp & Paper Tbk. PT 316,800 133,504
Indofood Sukses Makmur Tbk.
PT (1) 292,100 139,743
United Tractors Tbk. PT (1) 2,693,600 4,480,966
10,208,573
Malaysia - 0 .5%
CIMB Group Holdings Bhd. 205,100 375,761
Genting Bhd. 212,500 183,351
RHB Bank Bhd. 944,654 1,368,635
Tenaga Nasional Bhd. 52,700 176,005
YTL Corp. Bhd. 314,000 187,125
2,290,877

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Mexico - 2 .5%
Alfa SAB de CV, Class A (1) 2,551,490 1,846,529
Arca Continental SAB de CV (1) 183,978 1,524,165
Banco del Bajio SA (1)(a) 697,628 1,396,862
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1) 2,163 148,468
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 8,412 2,167,184
Grupo Financiero Banorte SAB de
CV, Class O (1) 356,308 2,289,319
Grupo Financiero Inbursa SAB de
CV, Class O (1)* 65,600 136,511
Grupo Mexico SAB de CV, Series
B (1) 562,618 2,669,406
12,178,444
Philippines - 0 .4%
BDO Unibank, Inc. 68,424 169,265
International Container Terminal
Services, Inc. (1) 201,044 1,341,568
Metropolitan Bank & Trust Co. 118,090 146,233
SM Prime Holdings, Inc. 596,524 257,630
1,914,696
Poland - 1 .7%
Alior Bank SA 9,094 189,380
Bank Polska Kasa Opieki SA 69,600 2,326,505
Budimex SA 1,862 210,470
ORLEN SA 16,800 192,573
PGE Polska Grupa Energetyczna
SA * 780,605 1,149,499
Powszechna Kasa Oszczednosci
Bank Polski SA 92,816 1,343,664
Powszechny Zaklad Ubezpieczen
SA 286,447 3,181,847
8,593,938
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC, GDR (3)*(b) 72 –
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 1,291 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PJSC (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2 .8%
ACWA Power Co. 26,415 2,825,456
Arab National Bank 178,216 998,294
Bupa Arabia for Cooperative
Insurance Co. (1) 5,712 314,681
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 2.8% (continued)
Co. for Cooperative Insurance
(The) 8,581 337,189
Elm Co. (1) 16,709 4,958,359
Etihad Etisalat Co. 228,560 3,244,718
Jarir Marketing Co. 44,673 150,331
Riyad Bank 48,875 371,513
Saudi Electricity Co. 134,687 605,156
13,805,697
South Africa - 3 .2%
Absa Group Ltd. (1) 119,663 1,203,209
Exxaro Resources Ltd. (1) 296,087 2,478,211
FirstRand Ltd. 94,492 379,026
Harmony Gold Mining Co. Ltd.,
ADR (1) 196,645 1,614,455
Naspers Ltd., Class N 2,836 628,053
Nedbank Group Ltd. (1) 235,721 3,518,843
Old Mutual Ltd. 522,695 347,581
Sanlam Ltd. (1) 160,986 741,152
Sasol Ltd. 117,254 516,355
Sibanye Stillwater Ltd. * 1,444,447 1,152,975
Standard Bank Group Ltd. (1) 252,076 2,962,198
15,542,058
South Korea - 9 .5%
Alteogen, Inc. * 1,635 339,653
DB Insurance Co. Ltd. 70,643 4,908,298
Doosan Bobcat, Inc. 25,278 709,043
GS Holdings Corp. * 27,230 722,295
Hana Financial Group, Inc. 103,042 3,942,726
Hanmi Semiconductor Co. Ltd. 6,084 333,513
HMM Co. Ltd. * 46,314 553,241
Hyundai Glovis Co. Ltd. 9,248 737,720
Industrial Bank of Korea 352,941 3,421,522
KB Financial Group, Inc. 39,375 2,217,244
Kia Corp. 76,621 5,184,910
Korea Investment Holdings Co.
Ltd. * 13,474 646,108
LG Uplus Corp. 11,488 80,326
Posco International Corp. 21,701 576,463
Samsung Electronics Co. Ltd. 261,438 9,329,888
Samsung Fire & Marine Insurance
Co. Ltd. 1,487 359,997
Samsung Life Insurance Co. Ltd. * 9,230 590,638
Shinhan Financial Group Co. Ltd. 65,842 2,135,047
SK Hynix, Inc. 39,368 4,511,192
Woori Financial Group, Inc. 536,476 5,589,701
46,889,525
Taiwan - 18 .7%
Accton Technology Corp. 78,960 1,855,859
ASE Technology Holding Co. Ltd. 464,840 2,282,567
Catcher Technology Co. Ltd. 57,500 339,659
Cathay Financial Holding Co. Ltd. 557,000 1,158,489
Compal Electronics, Inc. 398,560 456,316
Evergreen Marine Corp. Taiwan
Ltd. 22,000 150,913
Fortune Electric Co. Ltd. 61,000 1,044,338
Fubon Financial Holding Co. Ltd. 457,000 1,256,755
Hon Hai Precision Industry Co. Ltd. 1,271,760 7,109,966

Schedule of Investments
December 31, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Taiwan - 18.7% (continued)
MediaTek, Inc. 189,980 8,167,190
Novatek Microelectronics Corp. 233,740 3,570,694
Pegatron Corp. 711,900 1,990,706
PharmaEssentia Corp. * 19,000 355,954
Pou Chen Corp. 1,130,620 1,270,437
Quanta Computer, Inc. 19,080 166,062
Realtek Semiconductor Corp. 89,000 1,538,138
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,585,900 51,541,832
United Microelectronics Corp. 2,331,580 3,037,110
Wistron Corp. 517,860 1,636,059
Yang Ming Marine Transport Corp. 1,286,000 2,967,441
91,896,485
Thailand - 2 .6%
Kasikornbank PCL, NVDR 837,600 3,812,433
Krung Thai Bank PCL, NVDR 6,566,900 4,040,394
PTT Exploration & Production PCL,
NVDR 86,100 302,640
PTT PCL, NVDR 426,100 397,269
SCB X PCL, NVDR 993,300 3,419,556
TMBThanachart Bank PCL, NVDR 11,453,400 624,167
12,596,459
Turkiye - 0 .5%
Akbank TAS (1) 107,162 196,470
Turk Hava Yollari AO * 74,050 587,627
Yapi ve Kredi Bankasi A/S (1) 2,107,603 1,824,486
2,608,583
United Arab Emirates - 0 .7%
Aldar Properties PJSC 158,981 332,283
Emaar Properties PJSC 293,170 1,026,987
Emirates NBD Bank PJSC (1) 362,761 2,118,464
3,477,734
United States - 0 .9%
JBS SA 750,000 4,427,223
TOTAL COMMON STOCKS
(Cost $379,882,807) 464,280,712
PREFERRED STOCKS - 1.0%
Brazil - 1 .0%
Cia Energetica de Minas Gerais
(Preference) 696,320 1,242,163
Itau Unibanco Holding SA 24,100 119,221
Petroleo Brasileiro SA (Preference) 638,300 3,775,214
TOTAL PREFERRED STOCKS
(Cost $4,796,460) 5,136,598
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4 .7%
Limited Purpose Cash Investment
Fund, 4.47% (1)(c)
(Cost $23,320,893) 23,331,999 23,327,333
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.3%
(Cost $408,000,160) 492,744,643
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.3)% ‡ (1,365,418)
NET ASSETS - 100.0% 491,379,225
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,793,863 6 .3%
Consumer Discretionary 60,293,972 12 .3
Consumer Staples 13,393,690 2 .7
Energy 35,942,905 7 .3
Financials 123,116,152 25 .1
Health Care 5,434,800 1 .1
Industrials 44,231,492 9 .0
Information Technology 117,669,881 23 .9
Materials 13,210,372 2 .7
Real Estate 5,377,943 1 .1
Utilities 19,952,240 4 .1
Investment Companies 23,327,333 4 .7
Total Investments In Securities
At Value 492,744,643 100 .3
Liabilities in Excess of Other
Assets ‡ (1,365,418) ( 0 .3 )
Net Assets
$ 491,379,225 100 .0%

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2024 (Unaudited)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $15,605,758, which represents 3.18%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2024 amounted to $6,757,306, which represents 1.38% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 258 3/2025 USD $ 13,852,020 $ (513,286)
Net unrealized depreciation $ (513,286)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.5%
Communication Services - 8 .8%
Diversified Telecommunication Services - 0 .9%
AT&T, Inc. 251,196 5,719,733
Entertainment - 1 .9%
Electronic Arts, Inc.
6,096 891,845
Netflix, Inc. *
9,127 8,135,077
Spotify Technology SA *
7,010 3,136,134
12,163,056
Interactive Media & Services - 5 .1%
Alphabet, Inc., Class A
19,965 3,779,375
Meta Platforms, Inc., Class A
48,733 28,533,659
32,313,034
Media - 0 .1%
Trade Desk, Inc. (The), Class A * 6,887 809,429
Wireless Telecommunication Services - 0 .8%
T-Mobile US, Inc. 24,111 5,322,021
Total Communication Services 56,327,273
Consumer Discretionary - 9 .9%
Automobiles - 1 .3%
General Motors Co.
16,844 897,280
Tesla, Inc. *
19,071 7,701,633
8,598,913
Broadline Retail - 1 .6%
Amazon.com, Inc. * 45,822 10,052,889
Diversified Consumer Services - 0 .1%
Duolingo, Inc., Class A * 1,629 528,171
Hotels, Restaurants & Leisure - 2 .4%
Aramark
9,846 367,354
Booking Holdings, Inc.
432 2,146,357
Cava Group, Inc. *
13,100 1,477,680
Chipotle Mexican Grill, Inc., Class
A * 87,715 5,289,215
Domino's Pizza, Inc.
1,642 689,246
DoorDash, Inc., Class A *
6,138 1,029,650
McDonald's Corp.
1,564 453,388
Royal Caribbean Cruises Ltd.
14,740 3,400,371
Starbucks Corp.
2,633 240,261
Wingstop, Inc.
1,842 523,496
15,617,018
Household Durables - 1 .4%
Garmin Ltd.
12,279 2,532,666
PulteGroup, Inc.
9,834 1,070,923
SharkNinja, Inc. *
20,695 2,014,865
Tempur Sealy International, Inc.
14,032 795,474
Toll Brothers, Inc.
19,559 2,463,456
8,877,384
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2 .6%
AutoNation, Inc. *
11,403 1,936,686
Burlington Stores, Inc. *
1,014 289,051
Carvana Co., Class A *
9,085 1,847,526
Dick's Sporting Goods, Inc.
12,079 2,764,158
Gap, Inc. (The)
23,168 547,460
Home Depot, Inc. (The)
6,141 2,388,788
Lowe's Cos., Inc.
5,244 1,294,219
O'Reilly Automotive, Inc. *
1,264 1,498,851
Penske Automotive Group, Inc.
5,891 898,024
Ross Stores, Inc.
2,920 441,708
TJX Cos., Inc. (The)
5,956 719,544
Tractor Supply Co.
22,325 1,184,564
Williams-Sonoma, Inc.
5,622 1,041,082
16,851,661
Textiles, Apparel & Luxury Goods - 0 .5%
Deckers Outdoor Corp. *
12,876 2,614,987
Tapestry, Inc.
5,302 346,379
2,961,366
Total Consumer Discretionary 63,487,402
Consumer Staples - 5 .5%
Beverages - 0 .4%
Coca-Cola Consolidated, Inc.
624 786,234
Constellation Brands, Inc., Class A
4,147 916,487
Monster Beverage Corp. *
21,254 1,117,110
2,819,831
Consumer Staples Distribution & Retail - 3 .7%
Casey's General Stores, Inc.
2,884 1,142,727
Costco Wholesale Corp.
6,831 6,259,040
Target Corp.
5,171 699,016
Walmart, Inc.
173,803 15,703,101
23,803,884
Food Products - 0 .4%
Freshpet, Inc. *
6,792 1,005,963
Pilgrim's Pride Corp. *
35,233 1,599,226
2,605,189
Household Products - 0 .1%
Spectrum Brands Holdings, Inc. 3,690 311,768
Tobacco - 0 .9%
Altria Group, Inc.
36,134 1,889,447
Philip Morris International, Inc.
31,148 3,748,662
5,638,109
Total Consumer Staples 35,178,781
Energy - 1 .9%
Energy Equipment & Services - 0 .3%
TechnipFMC plc (United Kingdom) 67,787 1,961,756
Oil, Gas & Consumable Fuels - 1 .6%
Cheniere Energy, Inc.
4,455 957,246
Diamondback Energy, Inc.
3,302 540,967
DT Midstream, Inc.
5,809 577,589

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.6% (continued)
Exxon Mobil Corp.
1,918 206,319
Marathon Petroleum Corp.
10,789 1,505,065
Occidental Petroleum Corp.
4,478 221,258
Targa Resources Corp.
32,374 5,778,759
Texas Pacific Land Corp.
540 597,218
10,384,421
Total Energy 12,346,177
Financials - 19 .2%
Banks - 6 .7%
Bank of America Corp.
129,024 5,670,605
Citigroup, Inc.
27,927 1,965,782
Citizens Financial Group, Inc.
52,027 2,276,702
Commerce Bancshares, Inc.
7,527 469,007
East West Bancorp, Inc.
8,433 807,544
Fifth Third Bancorp
39,899 1,686,930
First Citizens BancShares, Inc.,
Class A 530 1,119,901
First Horizon Corp.
63,769 1,284,308
JPMorgan Chase & Co.
53,419 12,805,068
KeyCorp
97,493 1,671,030
M&T Bank Corp.
11,294 2,123,385
NU Holdings Ltd., Class A (Brazil) *
115,443 1,195,989
Synovus Financial Corp.
22,438 1,149,499
Truist Financial Corp.
23,808 1,032,791
Wells Fargo & Co.
51,468 3,615,112
Western Alliance Bancorp
17,190 1,436,053
Wintrust Financial Corp.
8,530 1,063,776
Zions Bancorp NA
27,202 1,475,708
42,849,190
Capital Markets - 6 .3%
Ameriprise Financial, Inc.
6,911 3,679,624
Bank of New York Mellon Corp.
(The) 28,744 2,208,402
Blackrock, Inc.
365 374,165
Blackstone, Inc.
14,559 2,510,263
Blue Owl Capital, Inc., Class A
13,867 322,546
Cboe Global Markets, Inc.
3,811 744,669
CME Group, Inc.
4,233 983,030
Coinbase Global, Inc., Class A *
8,051 1,999,063
FactSet Research Systems, Inc.
1,562 750,197
Goldman Sachs Group, Inc. (The)
3,640 2,084,337
Interactive Brokers Group, Inc.,
Class A 7,544 1,332,798
Intercontinental Exchange, Inc.
4,335 645,958
Jefferies Financial Group, Inc.
29,185 2,288,104
KKR & Co., Inc.
19,614 2,901,107
LPL Financial Holdings, Inc.
10,982 3,585,733
Moody's Corp.
2,295 1,086,384
Morgan Stanley
31,752 3,991,861
MSCI, Inc., Class A
3,987 2,392,240
Nasdaq, Inc.
11,442 884,581
Robinhood Markets, Inc., Class A *
46,183 1,720,779
S&P Global, Inc.
3,044 1,516,003
INVESTMENTS SHARES VALUE ($)
Capital Markets - 6.3% (continued)
Tradeweb Markets, Inc., Class A
1,915 250,712
Virtu Financial, Inc., Class A
47,398 1,691,161
39,943,717
Consumer Finance - 1 .0%
American Express Co.
9,695 2,877,379
Capital One Financial Corp.
3,365 600,047
OneMain Holdings, Inc.
11,245 586,202
SLM Corp.
10,516 290,031
Synchrony Financial
26,583 1,727,895
6,081,554
Financial Services - 2 .7%
Affirm Holdings, Inc., Class A *
21,866 1,331,639
Apollo Global Management, Inc.
11,795 1,948,062
Berkshire Hathaway, Inc., Class B *
4,305 1,951,370
Corebridge Financial, Inc.
13,774 412,256
Equitable Holdings, Inc.
18,138 855,570
Fiserv, Inc. *
6,637 1,363,373
Mastercard, Inc., Class A
9,549 5,028,217
Rocket Cos., Inc., Class A *
19,937 224,491
Toast, Inc., Class A *
25,427 926,814
Visa, Inc., Class A
10,947 3,459,690
17,501,482
Insurance - 2 .5%
Allstate Corp. (The)
18,827 3,629,657
American International Group, Inc.
17,195 1,251,796
Arch Capital Group Ltd.
13,460 1,243,031
Arthur J Gallagher & Co.
7,060 2,003,981
Assured Guaranty Ltd.
21,907 1,971,849
Axis Capital Holdings Ltd.
5,500 487,410
Progressive Corp. (The)
19,802 4,744,757
Unum Group
9,987 729,351
16,061,832
Total Financials 122,437,775
Health Care - 7 .4%
Biotechnology - 1 .0%
AbbVie, Inc.
11,756 2,089,041
Natera, Inc. *
10,864 1,719,771
United Therapeutics Corp. *
4,751 1,676,343
Viking Therapeutics, Inc. *
22,446 903,227
6,388,382
Health Care Equipment & Supplies - 1 .2%
Boston Scientific Corp. *
17,375 1,551,935
Dexcom, Inc. *
5,221 406,037
Edwards Lifesciences Corp. *
5,726 423,896
Hologic, Inc. *
7,993 576,216
IDEXX Laboratories, Inc. *
3,637 1,503,681
Intuitive Surgical, Inc. *
3,924 2,048,171
ResMed, Inc.
1,852 423,534
Stryker Corp.
1,647 593,002
7,526,472

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1 .3%
Cardinal Health, Inc.
4,302 508,798
DaVita, Inc. *
1,450 216,847
Elevance Health, Inc.
3,564 1,314,760
HCA Healthcare, Inc.
3,101 930,765
McKesson Corp.
2,935 1,672,686
Molina Healthcare, Inc. *
2,268 660,101
Tenet Healthcare Corp. *
3,283 414,413
UnitedHealth Group, Inc.
4,871 2,464,044
8,182,414
Health Care Technology - 0 .3%
Doximity, Inc., Class A *
7,292 389,320
Veeva Systems, Inc., Class A *
9,078 1,908,650
2,297,970
Life Sciences Tools & Services - 1 .0%
Agilent Technologies, Inc.
3,865 519,224
Danaher Corp.
5,035 1,155,784
Thermo Fisher Scientific, Inc.
8,568 4,457,331
6,132,339
Pharmaceuticals - 2 .6%
Eli Lilly & Co.
20,660 15,949,520
Zoetis, Inc., Class A
5,483 893,345
16,842,865
Total Health Care 47,370,442
Industrials - 14 .2%
Aerospace & Defense - 3 .2%
Axon Enterprise, Inc. *
3,092 1,837,637
BWX Technologies, Inc.
23,568 2,625,240
Curtiss-Wright Corp.
6,128 2,174,643
GE Aerospace
28,239 4,709,983
Howmet Aerospace, Inc.
17,600 1,924,912
Lockheed Martin Corp.
5,283 2,567,221
Northrop Grumman Corp.
5,286 2,480,667
RTX Corp.
7,640 884,101
TransDigm Group, Inc.
887 1,124,077
20,328,481
Building Products - 1 .3%
A O Smith Corp.
4,045 275,909
AZEK Co., Inc. (The), Class A *
8,146 386,691
Fortune Brands Innovations, Inc.
5,250 358,733
Lennox International, Inc.
2,152 1,311,214
Trane Technologies plc
16,727 6,178,117
8,510,664
Commercial Services & Supplies - 1 .3%
Cintas Corp.
23,096 4,219,639
Clean Harbors, Inc. *
5,033 1,158,295
Copart, Inc. *
34,720 1,992,581
Rollins, Inc.
14,763 684,265
8,054,780
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1 .2%
AECOM
8,308 887,461
Comfort Systems USA, Inc.
810 343,489
EMCOR Group, Inc.
2,495 1,132,480
Quanta Services, Inc.
17,027 5,381,383
7,744,813
Electrical Equipment - 1 .4%
Eaton Corp. plc
17,403 5,775,534
Vertiv Holdings Co., Class A
29,648 3,368,309
9,143,843
Ground Transportation - 1 .0%
CSX Corp.
16,902 545,428
JB Hunt Transport Services, Inc.
2,681 457,539
Old Dominion Freight Line, Inc.
9,440 1,665,216
Uber Technologies, Inc. *
43,089 2,599,128
XPO, Inc. *
8,104 1,062,840
6,330,151
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,207,382
Machinery - 2 .3%
Allison Transmission Holdings, Inc.
31,149 3,365,961
Caterpillar, Inc.
4,750 1,723,110
Deere & Co.
4,046 1,714,290
Esab Corp.
4,219 506,027
Illinois Tool Works, Inc.
6,540 1,658,282
Ingersoll Rand, Inc.
2,169 196,208
PACCAR, Inc.
6,399 665,624
Parker-Hannifin Corp.
4,198 2,670,054
Westinghouse Air Brake
Technologies Corp. 6,146 1,165,220
Xylem, Inc.
6,645 770,953
14,435,729
Passenger Airlines - 0 .2%
United Airlines Holdings, Inc. * 14,810 1,438,051
Professional Services - 0 .5%
Automatic Data Processing, Inc.
3,597 1,052,950
Booz Allen Hamilton Holding Corp.,
Class A 8,867 1,141,183
Verisk Analytics, Inc., Class A
4,134 1,138,627
3,332,760
Trading Companies & Distributors - 1 .6%
Fastenal Co.
25,858 1,859,449
United Rentals, Inc.
5,477 3,858,218
Watsco, Inc.
3,619 1,715,008
WW Grainger, Inc.
2,510 2,645,665
10,078,340
Total Industrials 90,604,994

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 22 .4%
Communications Equipment - 1 .0%
Arista Networks, Inc. *
44,852 4,957,492
Motorola Solutions, Inc.
425 196,448
Ubiquiti, Inc.
3,940 1,307,804
6,461,744
Electronic Equipment, Instruments & Components - 1 .1%
Amphenol Corp., Class A
26,448 1,836,814
Coherent Corp. *
8,967 849,444
Corning, Inc.
15,145 719,690
Jabil, Inc.
8,553 1,230,777
TD SYNNEX Corp.
8,911 1,045,082
Zebra Technologies Corp., Class A *
3,161 1,220,841
6,902,648
IT Services - 0 .6%
Accenture plc, Class A (Ireland)
1,073 377,471
GoDaddy, Inc., Class A *
3,994 788,296
International Business Machines
Corp. 5,940 1,305,790
Kyndryl Holdings, Inc. *
34,881 1,206,882
3,678,439
Semiconductors & Semiconductor Equipment - 12 .9%
Analog Devices, Inc.
3,373 716,628
Applied Materials, Inc.
3,864 628,402
Broadcom, Inc.
101,640 23,564,218
KLA Corp.
7,775 4,899,183
Lam Research Corp.
14,190 1,024,944
Micron Technology, Inc.
5,170 435,107
Monolithic Power Systems, Inc.
624 369,221
NVIDIA Corp.
348,926 46,857,272
Skyworks Solutions, Inc.
3,632 322,086
Teradyne, Inc.
9,768 1,229,986
Texas Instruments, Inc.
12,583 2,359,438
82,406,485
Software - 6 .3%
Adobe, Inc. *
969 430,895
AppLovin Corp., Class A *
13,015 4,214,647
Autodesk, Inc. *
3,076 909,173
Cadence Design Systems, Inc. *
4,122 1,238,496
Crowdstrike Holdings, Inc., Class A *
2,902 992,948
Fair Isaac Corp. *
1,449 2,884,858
Fortinet, Inc. *
13,258 1,252,616
Guidewire Software, Inc. *
1,911 322,156
Intuit, Inc.
2,897 1,820,765
Microsoft Corp.
6,033 2,542,910
MicroStrategy, Inc., Class A *
7,282 2,109,013
Nutanix, Inc., Class A *
20,624 1,261,776
Oracle Corp.
46,664 7,776,089
Palantir Technologies, Inc., Class A *
63,687 4,816,648
Palo Alto Networks, Inc. *
6,438 1,171,458
Salesforce, Inc.
2,432 813,091
ServiceNow, Inc. *
4,353 4,614,702
INVESTMENTS SHARES VALUE ($)
Software - 6.3% (continued)
Synopsys, Inc. *
2,591 1,257,568
40,429,809
Technology Hardware, Storage & Peripherals - 0 .5%
Apple, Inc.
8,006 2,004,863
Dell Technologies, Inc., Class C
7,936 914,545
HP, Inc.
17,380 567,109
3,486,517
Total Information Technology 143,365,642
Materials - 1 .3%
Chemicals - 0 .6%
Element Solutions, Inc.
38,953 990,575
Sherwin-Williams Co. (The)
7,860 2,671,850
3,662,425
Containers & Packaging - 0 .3%
Avery Dennison Corp.
4,365 816,822
International Paper Co.
9,629 518,233
Packaging Corp. of America
3,115 701,280
2,036,335
Metals & Mining - 0 .4%
Freeport-McMoRan, Inc.
21,243 808,933
Reliance, Inc.
3,454 930,024
Steel Dynamics, Inc.
6,772 772,482
2,511,439
Total Materials 8,210,199
Real Estate - 1 .8%
Health Care REITs - 0 .9%
Omega Healthcare Investors, Inc.,
REIT 24,881 941,746
Ventas, Inc., REIT
23,346 1,374,846
Welltower, Inc., REIT
24,988 3,149,237
5,465,829
Office REITs - 0 .4%
Cousins Properties, Inc., REIT
18,718 573,520
Highwoods Properties, Inc., REIT
51,125 1,563,402
Vornado Realty Trust, REIT
11,342 476,818
2,613,740
Real Estate Management & Development - 0 .3%
CoStar Group, Inc. *
20,700 1,481,913
Zillow Group, Inc., Class C *
2,948 218,299
1,700,212
Specialized REITs - 0 .2%
American Tower Corp., REIT
2,010 368,654
Digital Realty Trust, Inc., REIT
3,200 567,456
Iron Mountain, Inc., REIT
5,659 594,818
1,530,928
Total Real Estate 11,310,709

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
Utilities - 2 .1%
Electric Utilities - 1 .1%
Constellation Energy Corp.
16,078 3,596,809
Entergy Corp.
7,859 595,869
NextEra Energy, Inc.
2,612 187,254
NRG Energy, Inc.
15,793 1,424,845
PPL Corp.
43,647 1,416,782
7,221,559
Gas Utilities - 0 .1%
MDU Resources Group, Inc. 27,946 503,587
Independent Power and Renewable Electricity Producers - 0 .5%
Vistra Corp. 21,917 3,021,697
Multi-Utilities - 0 .4%
Dominion Energy, Inc.
34,969 1,883,431
NiSource, Inc.
14,920 548,459
2,431,890
Total Utilities 13,178,733
TOTAL COMMON STOCKS
(Cost $277,889,469) 603,818,127
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5 .3%
Limited Purpose Cash Investment
Fund, 4.47% (a)
(Cost $33,689,818) 33,691,335 33,684,596
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $311,579,287) 637,502,723
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,449,282
NET ASSETS - 100.0% 638,952,005
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 56,327,273 8 .8%
Consumer Discretionary 63,487,402 9 .9
Consumer Staples 35,178,781 5 .5
Energy 12,346,177 1 .9
Financials 122,437,775 19 .2
Health Care 47,370,442 7 .4
Industrials 90,604,994 14 .2
Information Technology 143,365,642 22 .4
Materials 8,210,199 1 .3
Real Estate 11,310,709 1 .8
Utilities 13,178,733 2 .1
Investment Companies 33,684,596 5 .3
Total Investments In Securities
At Value 637,502,723 99 .8
Other Assets in Excess of
Liabilities ‡ 1,449,282 0 .2
Net Assets
$ 638,952,005 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 102 3/2025 USD $ 30,272,325 $ (220,827)
Net unrealized depreciation $ (220,827)

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Communication Services - 2 .9%
Diversified Telecommunication Services - 0 .9%
AST SpaceMobile, Inc. *
24,439 515,663
Bandwidth, Inc., Class A *
4,183 71,195
IDT Corp., Class B
4,799 228,048
Lumen Technologies, Inc. *
82,367 437,369
1,252,275
Entertainment - 0 .4%
Cinemark Holdings, Inc. *
12,216 378,452
IMAX Corp. *
2,917 74,675
Marcus Corp. (The)
1,878 40,377
Sphere Entertainment Co. *
1,262 50,884
544,388
Interactive Media & Services - 0 .7%
Cargurus, Inc., Class A *
5,831 213,065
EverQuote, Inc., Class A *
4,851 96,971
Grindr, Inc. (Singapore) *
19,618 349,985
MediaAlpha, Inc., Class A *
3,409 38,488
QuinStreet, Inc. *
8,084 186,498
Vimeo, Inc. *
18,230 116,672
1,001,679
Media - 0 .8%
EchoStar Corp., Class A *
21,129 483,854
Gannett Co., Inc. *
22,470 113,698
John Wiley & Sons, Inc., Class A
1,205 52,671
Magnite, Inc. *
12,681 201,882
National CineMedia, Inc. *
15,253 101,280
Sinclair, Inc.
3,860 62,300
1,015,685
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 4,021 137,156
Total Communication Services 3,951,183
Consumer Discretionary - 9 .8%
Automobile Components - 0 .9%
Dorman Products, Inc. *
1,514 196,139
Modine Manufacturing Co. *
7,334 850,231
Patrick Industries, Inc.
1,816 150,873
Phinia, Inc.
944 45,472
1,242,715
Distributors - 0 .1%
A-Mark Precious Metals, Inc. 4,153 113,792
Diversified Consumer Services - 1 .5%
Adtalem Global Education, Inc. *
3,082 280,000
American Public Education, Inc. *
7,690 165,873
Carriage Services, Inc., Class A
4,474 178,289
Frontdoor, Inc. *
4,100 224,147
Graham Holdings Co., Class B
81 70,625
Laureate Education, Inc., Class A *
10,072 184,217
Lincoln Educational Services Corp. *
4,585 72,535
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.5% (continued)
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 116,216
Perdoceo Education Corp.
1,863 49,314
Strategic Education, Inc.
650 60,723
Stride, Inc. *
3,602 374,356
Universal Technical Institute, Inc. *
6,821 175,368
1,951,663
Hotels, Restaurants & Leisure - 1 .7%
Brinker International, Inc. *
3,844 508,523
Kura Sushi USA, Inc., Class A *
1,362 123,370
Life Time Group Holdings, Inc. *
11,038 244,161
Lindblad Expeditions Holdings, Inc. *
3,182 37,738
Red Rock Resorts, Inc., Class A
2,406 111,253
Rush Street Interactive, Inc. *
27,028 370,824
Shake Shack, Inc., Class A *
3,720 482,856
Super Group SGHC Ltd. (Guernsey)
11,990 74,698
Sweetgreen, Inc., Class A *
10,303 330,314
2,283,737
Household Durables - 1 .8%
Cavco Industries, Inc. *
215 95,939
Flexsteel Industries, Inc.
1,643 89,281
Green Brick Partners, Inc. *
6,031 340,691
Hamilton Beach Brands Holding Co.,
Class A 2,323 39,096
Hovnanian Enterprises, Inc., Class
A * 762 101,971
Installed Building Products, Inc.
1,916 335,779
KB Home
5,882 386,565
La-Z-Boy, Inc.
2,368 103,174
M/I Homes, Inc. *
3,606 479,418
Meritage Homes Corp.
852 131,055
Taylor Morrison Home Corp., Class
A * 4,031 246,737
Tri Pointe Homes, Inc. *
2,893 104,900
2,454,606
Leisure Products - 0 .6%
Acushnet Holdings Corp.
8,140 578,591
Funko, Inc., Class A *
4,441 59,465
Latham Group, Inc. *
18,250 127,020
Peloton Interactive, Inc., Class A *
7,189 62,545
827,621
Specialty Retail - 2 .5%
Abercrombie & Fitch Co., Class A *
5,535 827,316
Asbury Automotive Group, Inc. *
1,031 250,564
Boot Barn Holdings, Inc. *
2,008 304,855
Buckle, Inc. (The)
5,074 257,810
Build-A-Bear Workshop, Inc.
5,712 262,981
EVgo, Inc. *
26,477 107,232
Group 1 Automotive, Inc.
778 327,911
Lands' End, Inc. *
2,898 38,080
RealReal, Inc. (The) *
17,127 187,198
Revolve Group, Inc. *
5,370 179,841
Shoe Carnival, Inc.
5,985 197,984

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.5% (continued)
Signet Jewelers Ltd.
1,657 133,736
Sonic Automotive, Inc., Class A
4,482 283,935
Torrid Holdings, Inc. *
11,488 60,082
3,419,525
Textiles, Apparel & Luxury Goods - 0 .7%
Hanesbrands, Inc. *
26,589 216,434
Kontoor Brands, Inc.
5,278 450,794
Superior Group of Cos., Inc.
2,369 39,160
Wolverine World Wide, Inc.
9,241 205,150
911,538
Total Consumer Discretionary 13,205,197
Consumer Staples - 3 .0%
Beverages - 0 .1%
National Beverage Corp. 4,442 189,540
Consumer Staples Distribution & Retail - 1 .6%
Chefs' Warehouse, Inc. (The) *
993 48,975
Natural Grocers by Vitamin Cottage,
Inc. 5,902 234,427
Sprouts Farmers Market, Inc. *
13,578 1,725,357
United Natural Foods, Inc. *
2,942 80,346
2,089,105
Food Products - 0 .9%
Cal-Maine Foods, Inc.
3,939 405,402
Fresh Del Monte Produce, Inc.
3,094 102,752
Lifeway Foods, Inc. *
3,951 97,985
Mama's Creations, Inc. *
9,087 72,332
SunOpta, Inc. (Canada) *
13,185 101,524
Utz Brands, Inc.
5,796 90,765
Vital Farms, Inc. *
4,588 172,922
WK Kellogg Co.
8,138 146,403
1,190,085
Household Products - 0 .1%
Central Garden & Pet Co., Class A *
1,915 63,291
WD-40 Co.
181 43,925
107,216
Personal Care Products - 0 .1%
Honest Co., Inc. (The) * 27,250 188,842
Tobacco - 0 .2%
Turning Point Brands, Inc. 4,220 253,622
Total Consumer Staples 4,018,410
Energy - 3 .6%
Energy Equipment & Services - 1 .2%
Archrock, Inc.
16,883 420,218
Helix Energy Solutions Group, Inc. *
12,009 111,924
Kodiak Gas Services, Inc.
5,929 242,081
RPC, Inc.
7,057 41,918
Select Water Solutions, Inc., Class A
6,364 84,259
Solaris Energy Infrastructure, Inc.
6,811 196,021
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.2% (continued)
Tidewater, Inc. *
7,969 435,984
1,532,405
Oil, Gas & Consumable Fuels - 2 .4%
Centrus Energy Corp., Class A *
914 60,882
CNX Resources Corp. *
5,854 214,666
CONSOL Energy, Inc.
3,499 373,273
Dorian LPG Ltd.
5,148 125,457
Excelerate Energy, Inc., Class A
3,407 103,062
Golar LNG Ltd. (Cameroon)
5,566 235,553
Gulfport Energy Corp. *
1,193 219,751
International Seaways, Inc.
5,301 190,518
Kinetik Holdings, Inc., Class A
9,743 552,525
Northern Oil & Gas, Inc.
7,827 290,851
PBF Energy, Inc., Class A
8,275 219,701
Peabody Energy Corp.
2,631 55,093
PrimeEnergy Resources Corp. *
200 43,918
Sable Offshore Corp. *
9,941 227,649
Scorpio Tankers, Inc. (Monaco)
4,256 211,481
Uranium Energy Corp. *
19,529 130,649
3,255,029
Total Energy 4,787,434
Financials - 18 .5%
Banks - 7 .8%
Amalgamated Financial Corp.
6,332 211,932
Ameris Bancorp
2,787 174,383
Arrow Financial Corp.
1,649 47,343
Associated Banc-Corp.
3,991 95,385
Axos Financial, Inc. *
4,778 333,743
Bancorp, Inc. (The) *
8,913 469,091
Bank7 Corp.
2,098 97,893
BankUnited, Inc.
6,352 242,456
Berkshire Hills Bancorp, Inc.
3,885 110,451
Business First Bancshares, Inc.
5,430 139,551
Byline Bancorp, Inc.
1,761 51,069
Cadence Bank
9,521 327,998
Carter Bankshares, Inc. *
3,900 68,601
Central Pacific Financial Corp.
8,995 261,305
ChoiceOne Financial Services, Inc.
1,075 38,313
Coastal Financial Corp. *
4,390 372,755
Community Trust Bancorp, Inc.
1,329 70,477
Customers Bancorp, Inc. *
781 38,019
CVB Financial Corp.
4,313 92,341
Equity Bancshares, Inc., Class A
4,207 178,461
Esquire Financial Holdings, Inc.
4,882 388,119
FB Financial Corp.
2,404 123,830
Financial Institutions, Inc.
2,274 62,057
First Bancorp
866 38,078
First BanCorp
7,972 148,199
First Commonwealth Financial Corp.
3,176 53,738
First Community Bankshares, Inc.
3,807 158,524
First Financial Northwest, Inc.
5,639 122,366
First Foundation, Inc.
10,534 65,416
First Internet Bancorp
4,559 164,078

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 7.8% (continued)
First Mid Bancshares, Inc.
4,762 175,337
Fulton Financial Corp.
14,174 273,275
German American Bancorp, Inc.
1,509 60,692
Glacier Bancorp, Inc.
5,801 291,326
Heritage Financial Corp.
2,672 65,464
HomeTrust Bancshares, Inc.
3,715 125,121
Horizon Bancorp, Inc.
14,228 229,213
Independent Bank Corp.
8,427 293,512
Lakeland Financial Corp.
3,172 218,107
Live Oak Bancshares, Inc.
1,136 44,929
Mercantile Bank Corp.
5,027 223,651
Metrocity Bankshares, Inc.
2,025 64,699
Metropolitan Bank Holding Corp. *
1,239 72,358
Mid Penn Bancorp, Inc.
1,329 38,328
NBT Bancorp, Inc.
878 41,933
Northeast Bank
3,013 276,383
Northeast Community Bancorp, Inc.
3,010 73,625
Northrim Bancorp, Inc.
1,694 132,030
Northwest Bancshares, Inc.
3,390 44,714
OFG Bancorp
2,870 121,458
Old National Bancorp
7,703 167,194
Orrstown Financial Services, Inc.
6,401 234,341
Park National Corp.
1,420 243,431
Pathward Financial, Inc.
957 70,416
Peoples Bancorp, Inc.
4,139 131,165
QCR Holdings, Inc.
1,824 147,087
RBB Bancorp
6,035 123,657
S&T Bancorp, Inc.
1,000 38,220
ServisFirst Bancshares, Inc.
3,640 308,454
Sierra Bancorp
3,884 112,325
SmartFinancial, Inc.
2,741 84,916
Stock Yards Bancorp, Inc.
1,486 106,412
Third Coast Bancshares, Inc. *
4,422 150,127
Triumph Financial, Inc. *
2,953 268,369
Trustmark Corp.
3,389 119,869
UMB Financial Corp.
2,784 314,202
Unity Bancorp, Inc.
2,759 120,320
Univest Financial Corp.
4,769 140,733
10,493,365
Capital Markets - 3 .1%
Artisan Partners Asset Management,
Inc., Class A 1,872 80,590
BGC Group, Inc., Class A
34,506 312,624
Brightsphere Investment Group, Inc.
8,653 227,920
Cohen & Steers, Inc.
1,094 101,020
Donnelley Financial Solutions, Inc. *
7,648 479,759
Hamilton Lane, Inc., Class A
4,191 620,478
Moelis & Co., Class A
2,456 181,449
Perella Weinberg Partners
8,820 210,269
Piper Sandler Cos.
1,024 307,149
PJT Partners, Inc., Class A
3,670 579,163
StepStone Group, Inc., Class A
9,239 534,753
StoneX Group, Inc. *
2,082 203,973
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.1% (continued)
Victory Capital Holdings, Inc., Class
A 3,126 204,628
Virtus Investment Partners, Inc.
748 164,994
4,208,769
Consumer Finance - 1 .3%
Bread Financial Holdings, Inc.
3,238 197,712
Dave, Inc. *
3,224 280,230
Enova International, Inc. *
1,584 151,874
FirstCash Holdings, Inc.
371 38,436
LendingClub Corp. *
8,631 139,736
LendingTree, Inc. *
2,362 91,527
Nelnet, Inc., Class A
1,414 151,029
NerdWallet, Inc., Class A *
2,882 38,331
OppFi, Inc.
25,163 192,749
PROG Holdings, Inc.
2,176 91,958
Upstart Holdings, Inc. *
4,990 307,234
1,680,816
Financial Services - 3 .0%
Alerus Financial Corp.
2,002 38,519
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 113,966
Enact Holdings, Inc.
2,348 76,028
EVERTEC, Inc.
1,379 47,617
HA Sustainable Infrastructure
Capital, Inc. 4,817 129,240
Jackson Financial, Inc., Class A
6,443 561,056
Merchants Bancorp
2,665 97,193
Mr Cooper Group, Inc. *
14,627 1,404,338
Payoneer Global, Inc. *
20,642 207,246
Paysafe Ltd. *
2,226 38,065
PennyMac Financial Services, Inc.
9,017 920,996
Sezzle, Inc. *
553 141,457
Walker & Dunlop, Inc.
2,134 207,446
3,983,167
Insurance - 3 .3%
American Coastal Insurance Corp. *
13,496 181,656
Baldwin Insurance Group, Inc. (The)
* 10,326 400,236
CNO Financial Group, Inc.
18,395 684,478
Genworth Financial, Inc., Class A *
37,888 264,837
Goosehead Insurance, Inc., Class
A * 1,787 191,602
HCI Group, Inc.
1,524 177,592
Heritage Insurance Holdings, Inc. *
11,536 139,586
Hippo Holdings, Inc. *
4,754 127,265
Lemonade, Inc. *
2,147 78,752
Mercury General Corp.
5,472 363,779
Oscar Health, Inc., Class A *
27,402 368,283
Palomar Holdings, Inc. *
2,753 290,689
Root, Inc., Class A *
3,227 234,248
Selective Insurance Group, Inc.
676 63,219
Selectquote, Inc. *
21,239 79,009
SiriusPoint Ltd. (Sweden) *
14,255 233,639

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.3% (continued)
Skyward Specialty Insurance Group,
Inc. * 3,275 165,518
Stewart Information Services Corp.
1,552 104,744
Tiptree, Inc.
2,089 43,577
Trupanion, Inc. *
3,943 190,053
Universal Insurance Holdings, Inc.
3,968 83,566
4,466,328
Total Financials 24,832,445
Health Care - 20 .2%
Biotechnology - 11 .9%
Absci Corp. *
14,388 37,696
ADC Therapeutics SA (Switzerland)
* 38,221 76,060
ADMA Biologics, Inc. *
35,549 609,665
Agios Pharmaceuticals, Inc. *
1,307 42,948
Akebia Therapeutics, Inc. *
41,810 79,439
Akero Therapeutics, Inc. *
3,492 97,147
Aldeyra Therapeutics, Inc. *
9,430 47,056
Alkermes plc *
2,060 59,246
Altimmune, Inc. *
12,180 87,818
Annexon, Inc. *
16,510 84,696
Apogee Therapeutics, Inc. *
5,153 233,431
Arbutus Biopharma Corp. *
16,360 53,497
Arcellx, Inc. *
6,395 490,432
Arcutis Biotherapeutics, Inc. *
18,931 263,709
Ardelyx, Inc. *
18,474 93,663
Arrowhead Pharmaceuticals, Inc. *
2,339 43,973
Astria Therapeutics, Inc. *
4,606 41,178
Avid Bioservices, Inc. *
9,483 117,115
Avidity Biosciences, Inc. *
9,181 266,983
Biohaven Ltd. *
6,076 226,939
Blueprint Medicines Corp. *
1,431 124,812
Bridgebio Pharma, Inc. *
3,214 88,192
C4 Therapeutics, Inc. *
13,123 47,243
Candel Therapeutics, Inc. *
21,766 188,929
Capricor Therapeutics, Inc. *
8,693 119,963
Cardiff Oncology, Inc. *
40,384 175,266
CareDx, Inc. *
7,663 164,065
Catalyst Pharmaceuticals, Inc. *
11,276 235,330
Celcuity, Inc. *
2,863 37,477
Corbus Pharmaceuticals Holdings,
Inc. * 3,186 37,595
Crinetics Pharmaceuticals, Inc. *
6,851 350,292
Cytokinetics, Inc. *
5,150 242,256
Design Therapeutics, Inc. *
18,758 115,737
Dianthus Therapeutics, Inc. *
5,081 110,766
Dyne Therapeutics, Inc. *
7,930 186,831
Geron Corp. *
54,595 193,266
Halozyme Therapeutics, Inc. *
8,118 388,122
Heron Therapeutics, Inc. *
25,696 39,315
Humacyte, Inc. *
11,772 59,449
Ideaya Biosciences, Inc. *
1,542 39,629
IGM Biosciences, Inc. *
6,360 38,860
ImmunityBio, Inc. *
14,149 36,221
INVESTMENTS SHARES VALUE ($)
Biotechnology - 11.9% (continued)
Immunovant, Inc. *
2,510 62,173
Insmed, Inc. *
13,685 944,812
Iovance Biotherapeutics, Inc. *
12,433 92,004
Janux Therapeutics, Inc. *
5,275 282,423
Jasper Therapeutics, Inc. *
6,049 129,328
Kiniksa Pharmaceuticals
International plc * 6,887 136,225
Korro Bio, Inc. *
1,577 60,036
Krystal Biotech, Inc. *
3,118 488,466
Kymera Therapeutics, Inc. *
4,485 180,431
Madrigal Pharmaceuticals, Inc. *
1,286 396,821
MannKind Corp. *
38,031 244,539
Mirum Pharmaceuticals, Inc. *
4,280 176,978
Monte Rosa Therapeutics, Inc. *
5,457 37,872
Neurogene, Inc. *
2,877 65,768
Novavax, Inc. *
20,067 161,339
Nurix Therapeutics, Inc. *
9,479 178,584
Nuvalent, Inc., Class A *
4,156 325,332
PDL BioPharma, Inc. (3)*
34,242 2,791
Praxis Precision Medicines, Inc. *
3,797 292,217
Protagonist Therapeutics, Inc. *
5,285 204,001
PTC Therapeutics, Inc. *
6,313 284,969
Pyxis Oncology, Inc. *
26,286 41,006
REVOLUTION Medicines, Inc. *
13,743 601,119
Rhythm Pharmaceuticals, Inc. *
4,709 263,610
Scholar Rock Holding Corp. *
5,781 249,855
Skye Bioscience, Inc. *
21,190 59,968
Soleno Therapeutics, Inc. *
3,184 143,121
Solid Biosciences, Inc. *
9,393 37,572
Spyre Therapeutics, Inc. *
5,290 123,151
Stoke Therapeutics, Inc. *
9,843 108,568
Summit Therapeutics, Inc. *
61,106 1,090,436
Syndax Pharmaceuticals, Inc. *
5,386 71,203
TG Therapeutics, Inc. *
14,358 432,176
Tourmaline Bio, Inc. *
4,256 86,312
Travere Therapeutics, Inc. *
11,347 197,665
Twist Bioscience Corp. *
5,409 251,356
Vaxcyte, Inc. *
10,035 821,465
Vera Therapeutics, Inc. *
5,825 246,339
Veracyte, Inc. *
2,129 84,308
Vericel Corp. *
1,558 85,550
XOMA Royalty Corp. *
2,346 61,653
Zymeworks, Inc. *
4,026 58,941
15,934,790
Health Care Equipment & Supplies - 2 .9%
Artivion, Inc. *
5,280 150,955
Axogen, Inc. *
10,975 180,868
Bioventus, Inc., Class A *
19,124 200,802
Glaukos Corp. *
4,061 608,906
ICU Medical, Inc. *
1,399 217,083
Inogen, Inc. *
6,824 62,576
Integer Holdings Corp. *
1,332 176,517
iRadimed Corp.
1,331 73,205
Lantheus Holdings, Inc. *
3,291 294,413

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.9% (continued)
LeMaitre Vascular, Inc.
1,428 131,576
Merit Medical Systems, Inc. *
2,783 269,172
Novocure Ltd. *
1,522 45,355
Omnicell, Inc. *
886 39,445
PROCEPT BioRobotics Corp. *
4,761 383,356
Pulse Biosciences, Inc. *
10,381 180,733
RxSight, Inc. *
4,852 166,812
Tandem Diabetes Care, Inc. *
3,606 129,888
TransMedics Group, Inc. *
2,487 155,064
UFP Technologies, Inc. *
1,496 365,787
Zimvie, Inc. *
2,740 38,223
3,870,736
Health Care Providers & Services - 2 .8%
Addus HomeCare Corp. *
3,686 462,040
Alignment Healthcare, Inc. *
18,579 209,014
Aveanna Healthcare Holdings, Inc. *
18,165 83,014
Castle Biosciences, Inc. *
1,667 44,426
CorVel Corp. *
4,782 532,045
Ensign Group, Inc. (The)
3,828 508,588
GeneDx Holdings Corp. *
4,296 330,191
HealthEquity, Inc. *
1,944 186,527
Hims & Hers Health, Inc. *
19,914 481,520
OPKO Health, Inc. *
66,111 97,183
Owens & Minor, Inc. *
6,334 82,785
Pediatrix Medical Group, Inc. *
2,923 38,350
Pennant Group, Inc. (The) *
3,934 104,330
RadNet, Inc. *
5,707 398,577
Select Medical Holdings Corp.
5,751 108,406
Sonida Senior Living, Inc. *
2,632 60,747
Talkspace, Inc. *
15,368 47,487
3,775,230
Life Sciences Tools & Services - 0 .2%
BioLife Solutions, Inc. *
3,266 84,785
ChromaDex Corp. *
20,264 107,501
Codexis, Inc. *
23,876 113,888
306,174
Pharmaceuticals - 2 .4%
Amneal Pharmaceuticals, Inc. *
37,562 297,491
Amphastar Pharmaceuticals, Inc. *
1,041 38,652
Aquestive Therapeutics, Inc. *
18,113 64,482
Axsome Therapeutics, Inc. *
1,087 91,971
Corcept Therapeutics, Inc. *
8,023 404,279
CorMedix, Inc. *
7,899 63,982
Edgewise Therapeutics, Inc. *
8,658 231,169
Enliven Therapeutics, Inc. *
4,156 93,510
Evolus, Inc. *
4,429 48,896
Harrow, Inc. *
2,542 85,284
Ligand Pharmaceuticals, Inc. *
839 89,899
Liquidia Corp. *
20,109 236,482
MediWound Ltd. (Israel) *
2,568 45,710
Mind Medicine MindMed, Inc. *
15,406 107,226
Nektar Therapeutics, Class A *
122,875 114,274
Nuvation Bio, Inc. *
44,909 119,458
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.4% (continued)
Ocular Therapeutix, Inc. *
13,344 113,958
Omeros Corp. *
15,272 150,887
Phathom Pharmaceuticals, Inc. *
7,390 60,007
Phibro Animal Health Corp., Class A
3,878 81,438
Prestige Consumer Healthcare,
Inc. * 1,173 91,600
Tarsus Pharmaceuticals, Inc. *
5,039 279,009
Third Harmonic Bio, Inc. *
5,370 55,257
Trevi Therapeutics, Inc. *
21,463 88,428
WaVe Life Sciences Ltd. *
11,619 143,727
Zevra Therapeutics, Inc. *
9,646 80,448
3,277,524
Total Health Care 27,164,454
Industrials - 17 .7%
Aerospace & Defense - 2 .5%
AeroVironment, Inc. *
2,608 401,345
Byrna Technologies, Inc. *
7,698 221,779
Intuitive Machines, Inc. *
14,905 270,675
Kratos Defense & Security
Solutions, Inc. * 9,874 260,476
Leonardo DRS, Inc. *
20,508 662,613
Moog, Inc., Class A
1,614 317,700
Redwire Corp. *
12,941 213,009
Rocket Lab USA, Inc. *
40,102 1,021,398
Triumph Group, Inc. *
2,782 51,912
3,420,907
Building Products - 1 .9%
CSW Industrials, Inc.
2,599 916,927
Gibraltar Industries, Inc. *
4,161 245,083
Griffon Corp.
6,903 491,977
Tecnoglass, Inc.
2,135 169,348
UFP Industries, Inc.
6,188 697,078
2,520,413
Commercial Services & Supplies - 1 .4%
Aris Water Solutions, Inc., Class A
7,305 174,955
BrightView Holdings, Inc. *
8,995 143,830
Brink's Co. (The)
417 38,685
Casella Waste Systems, Inc., Class
A * 2,553 270,133
CECO Environmental Corp. *
7,578 229,083
CoreCivic, Inc. *
6,129 133,244
GEO Group, Inc. (The) *
11,129 311,389
HNI Corp.
1,727 86,989
Interface, Inc., Class A
7,081 172,422
Pitney Bowes, Inc.
25,919 187,654
Virco Mfg. Corp.
3,759 38,530
VSE Corp.
1,395 132,665
1,919,579
Construction & Engineering - 2 .9%
Ameresco, Inc., Class A *
2,594 60,907
Arcosa, Inc.
426 41,211
Argan, Inc.
1,042 142,796

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.9% (continued)
Construction Partners, Inc., Class
A * 7,244 640,804
Dycom Industries, Inc. *
1,697 295,380
Fluor Corp. *
4,650 229,338
Granite Construction, Inc.
2,052 179,981
IES Holdings, Inc. *
1,718 345,249
Limbach Holdings, Inc. *
4,470 382,364
Matrix Service Co. *
3,238 38,759
MYR Group, Inc. *
1,717 255,438
Primoris Services Corp.
1,962 149,897
Sterling Infrastructure, Inc. *
5,513 928,665
Tutor Perini Corp. *
6,413 155,194
3,845,983
Electrical Equipment - 0 .9%
American Superconductor Corp. *
4,915 121,056
Atkore, Inc.
1,098 91,628
Bloom Energy Corp., Class A *
4,485 99,612
NuScale Power Corp. *
20,741 371,886
Powell Industries, Inc.
1,695 375,697
Sunrun, Inc. *
4,042 37,389
TPI Composites, Inc. *
23,283 44,005
1,141,273
Ground Transportation - 0 .7%
ArcBest Corp.
1,360 126,915
Covenant Logistics Group, Inc.,
Class A 5,720 311,797
FTAI Infrastructure, Inc.
27,883 202,431
Marten Transport Ltd.
10,920 170,461
Universal Logistics Holdings, Inc.
1,659 76,215
887,819
Machinery - 3 .3%
Alamo Group, Inc.
919 170,851
Blue Bird Corp. *
6,025 232,746
Enerpac Tool Group Corp., Class A
2,323 95,452
Enpro, Inc.
240 41,388
Federal Signal Corp.
4,236 391,364
Franklin Electric Co., Inc.
2,799 272,763
Graham Corp. *
1,403 62,391
Greenbrier Cos., Inc. (The)
3,458 210,903
Hyliion Holdings Corp. *
31,534 82,304
Kadant, Inc.
1,653 570,268
Mueller Industries, Inc.
13,875 1,101,120
REV Group, Inc.
1,461 46,562
SPX Technologies, Inc. *
5,276 767,764
Standex International Corp.
731 136,690
Taylor Devices, Inc. *
937 38,998
Trinity Industries, Inc.
1,370 48,087
Watts Water Technologies, Inc.,
Class A 1,024 208,179
4,477,830
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0 .2%
Costamare, Inc. (Monaco)
4,515 58,018
Matson, Inc.
1,590 214,395
272,413
Passenger Airlines - 0 .5%
SkyWest, Inc. * 7,121 713,026
Professional Services - 1 .4%
Barrett Business Services, Inc.
4,332 188,182
CBIZ, Inc. *
4,588 375,436
CRA International, Inc.
1,390 260,208
ExlService Holdings, Inc. *
3,925 174,191
Exponent, Inc.
1,356 120,820
Huron Consulting Group, Inc. *
1,868 232,118
ICF International, Inc.
675 80,467
Innodata, Inc. *
4,967 196,296
Verra Mobility Corp., Class A *
7,464 180,479
Willdan Group, Inc. *
2,687 102,348
1,910,545
Trading Companies & Distributors - 2 .0%
Applied Industrial Technologies, Inc.
3,908 935,849
Beacon Roofing Supply, Inc. *
424 43,070
BlueLinx Holdings, Inc. *
1,980 202,277
Boise Cascade Co.
3,712 441,208
DXP Enterprises, Inc. *
466 38,501
GMS, Inc. *
1,563 132,589
Herc Holdings, Inc.
657 124,390
MRC Global, Inc. *
3,117 39,835
Rush Enterprises, Inc., Class A
7,715 422,705
Transcat, Inc. *
770 81,420
Willis Lease Finance Corp.
769 159,606
2,621,450
Transportation Infrastructure - 0 .0% †
Sky Harbour Group Corp. * 3,204 38,224
Total Industrials 23,769,462
Information Technology - 12 .3%
Communications Equipment - 0 .4%
Applied Optoelectronics, Inc. *
3,720 137,119
Calix, Inc. *
5,862 204,408
Digi International, Inc. *
1,856 56,107
Extreme Networks, Inc. *
4,602 77,038
Harmonic, Inc. *
4,387 58,040
NETGEAR, Inc. *
1,805 50,305
583,017
Electronic Equipment, Instruments & Components - 2 .5%
Arlo Technologies, Inc. *
8,873 99,289
Badger Meter, Inc.
3,605 764,693
Belden, Inc.
885 99,660
Benchmark Electronics, Inc.
1,551 70,415
Climb Global Solutions, Inc.
437 55,390
Daktronics, Inc. *
11,010 185,629
ePlus, Inc. *
524 38,713
Fabrinet (Thailand) *
2,255 495,829

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.5%
(continued)
Insight Enterprises, Inc. *
1,123 170,808
Itron, Inc. *
2,870 311,625
Mirion Technologies, Inc. *
6,265 109,324
Napco Security Technologies, Inc.
3,249 115,534
Novanta, Inc. *
1,513 231,141
Ouster, Inc. *
4,735 57,862
PAR Technology Corp. *
1,441 104,717
PC Connection, Inc.
2,082 144,220
Powerfleet, Inc. NJ *
23,089 153,773
ScanSource, Inc. *
2,464 116,917
TTM Technologies, Inc. *
2,044 50,589
3,376,128
IT Services - 0 .2%
Applied Digital Corp. *
7,076 54,061
ASGN, Inc. *
637 53,088
DigitalOcean Holdings, Inc. *
1,117 38,056
Hackett Group, Inc. (The)
1,917 58,890
Rackspace Technology, Inc. *
32,459 71,734
275,829
Semiconductors & Semiconductor Equipment - 2 .0%
Axcelis Technologies, Inc. *
1,917 133,941
Credo Technology Group Holding
Ltd. * 11,755 790,053
Diodes, Inc. *
1,140 70,304
FormFactor, Inc. *
3,422 150,568
Impinj, Inc. *
1,741 252,898
PDF Solutions, Inc. *
4,200 113,736
Rambus, Inc. *
3,205 169,416
Rigetti Computing, Inc. *
5,023 76,651
Semtech Corp. *
6,099 377,223
SiTime Corp. *
1,143 245,208
Ultra Clean Holdings, Inc. *
1,073 38,574
Veeco Instruments, Inc. *
6,929 185,697
2,604,269
Software - 6 .8%
A10 Networks, Inc.
14,183 260,967
ACI Worldwide, Inc. *
9,591 497,869
Agilysys, Inc. *
1,885 248,273
Alkami Technology, Inc. *
7,297 267,654
AudioEye, Inc. *
2,541 38,649
Aurora Innovation, Inc. *
137,917 868,877
AvePoint, Inc. *
13,854 228,730
Bit Digital, Inc. *
14,444 42,321
Blend Labs, Inc., Class A *
47,459 199,802
Box, Inc., Class A *
3,963 125,231
Cipher Mining, Inc. *
18,085 83,914
Cleanspark, Inc. *
22,052 203,099
Clear Secure, Inc., Class A
4,115 109,624
Clearwater Analytics Holdings, Inc.,
Class A * 7,313 201,254
Commvault Systems, Inc. *
3,955 596,849
D-Wave Quantum, Inc. (Canada) *
16,589 139,348
INVESTMENTS SHARES VALUE ($)
Software - 6.8% (continued)
Hut 8 Corp. (Canada) *
4,886 100,114
Intapp, Inc. *
4,368 279,945
InterDigital, Inc.
2,370 459,116
MARA Holdings, Inc. *
2,187 36,676
NextNav, Inc. *
17,489 272,129
OneSpan, Inc. *
3,624 67,189
Porch Group, Inc. *
45,919 225,921
Q2 Holdings, Inc. *
5,448 548,341
ReposiTrak, Inc.
2,469 54,639
SolarWinds Corp.
3,228 45,999
SoundHound AI, Inc. *
36,969 733,465
SPS Commerce, Inc. *
3,287 604,775
Tenable Holdings, Inc. *
975 38,396
Terawulf, Inc. *
47,237 267,361
Varonis Systems, Inc., Class B *
2,062 91,615
Vertex, Inc., Class A *
12,257 653,911
Viant Technology, Inc., Class A *
8,287 157,370
Zeta Global Holdings Corp., Class
A * 19,682 354,079
9,103,502
Technology Hardware, Storage & Peripherals - 0 .4%
CompoSecure, Inc., Class A
12,018 184,236
Diebold Nixdorf, Inc. *
2,356 101,402
IonQ, Inc. *
4,701 196,361
Turtle Beach Corp. *
4,438 76,822
558,821
Total Information Technology 16,501,566
Materials - 3 .0%
Chemicals - 1 .2%
Arq, Inc. *
18,265 138,266
ASP Isotopes, Inc. *
29,734 134,695
Aspen Aerogels, Inc. *
3,162 37,565
Cabot Corp.
422 38,533
Hawkins, Inc.
6,309 773,925
HB Fuller Co.
572 38,599
Perimeter Solutions, Inc. *
15,949 203,828
PureCycle Technologies, Inc. *
10,434 106,948
Rayonier Advanced Materials, Inc. *
14,614 120,566
Valhi, Inc.
3,242 75,830
1,668,755
Construction Materials - 0 .4%
Knife River Corp. *
1,729 175,735
United States Lime & Minerals, Inc.
2,551 338,620
514,355
Containers & Packaging - 0 .1%
Ranpak Holdings Corp. * 10,814 74,400
Metals & Mining - 1 .1%
Alpha Metallurgical Resources, Inc.
* 339 67,841
Carpenter Technology Corp.
4,828 819,360
Century Aluminum Co. *
6,789 123,696

Schedule of Investments
December 31, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.1% (continued)
Coeur Mining, Inc. *
27,141 155,246
Hecla Mining Co.
14,091 69,187
Perpetua Resources Corp. *
11,875 126,706
Ryerson Holding Corp.
2,111 39,075
Warrior Met Coal, Inc.
1,734 94,052
1,495,163
Paper & Forest Products - 0 .2%
Sylvamo Corp. 2,745 216,910
Total Materials 3,969,583
Real Estate - 3 .8%
Diversified REITs - 0 .1%
Essential Properties Realty Trust,
Inc., REIT 3,165 99,001
Gladstone Commercial Corp., REIT
5,746 93,315
192,316
Health Care REITs - 0 .6%
CareTrust REIT, Inc., REIT
12,674 342,832
Diversified Healthcare Trust, REIT
42,496 97,741
National Health Investors, Inc., REIT
590 40,887
Sabra Health Care REIT, Inc., REIT
15,427 267,195
748,655
Hotel & Resort REITs - 0 .1%
Ryman Hospitality Properties, Inc.,
REIT 1,687 176,022
Industrial REITs - 0 .1%
Industrial Logistics Properties Trust,
REIT 17,557 64,083
Terreno Realty Corp., REIT
2,183 129,103
193,186
Office REITs - 0 .6%
COPT Defense Properties, REIT
5,310 164,344
NET Lease Office Properties, REIT *
2,482 77,463
Piedmont Office Realty Trust, Inc.,
Class A, REIT 4,371 39,995
SL Green Realty Corp., REIT
7,343 498,737
780,539
Real Estate Management & Development - 0 .7%
Compass, Inc., Class A *
51,761 302,802
Newmark Group, Inc., Class A
2,991 38,314
Real Brokerage, Inc. (The) (Canada)
* 20,283 93,302
St Joe Co. (The)
10,404 467,452
901,870
Residential REITs - 0 .4%
Centerspace, REIT
1,277 84,474
Independence Realty Trust, Inc.,
REIT 12,161 241,274
UMH Properties, Inc., REIT
7,889 148,944
474,692
INVESTMENTS SHARES VALUE ($)
Retail REITs - 1 .0%
Acadia Realty Trust, REIT
12,835 310,094
Macerich Co. (The), REIT
13,647 271,848
Tanger, Inc., REIT
19,764 674,545
Urban Edge Properties, REIT
4,372 93,998
1,350,485
Specialized REITs - 0 .2%
Outfront Media, Inc., REIT
6,110 108,391
Uniti Group, Inc., REIT
23,994 131,967
240,358
Total Real Estate 5,058,123
TOTAL COMMON STOCKS
(Cost $75,685,887) 127,257,857
SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2 .9%
Limited Purpose Cash Investment
Fund, 4.47% (a)
(Cost $3,967,970) 3,969,404 3,968,610
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.7%
(Cost $79,653,857) 131,226,467
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.3% ‡ 3,025,360
NET ASSETS - 100.0% 134,251,827
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,951,183 2 .9%
Consumer Discretionary 13,205,197 9 .8
Consumer Staples 4,018,410 3 .0
Energy 4,787,434 3 .6
Financials 24,832,445 18 .5
Health Care 27,164,454 20 .2
Industrials 23,769,462 17 .7
Information Technology 16,501,566 12 .3
Materials 3,969,583 3 .0
Real Estate 5,058,123 3 .8
Investment Companies 3,968,610 2 .9
Total Investments In Securities
At Value 131,226,467 97 .7
Other Assets in Excess of
Liabilities ‡ 3,025,360 2 .3
Net Assets
$ 134,251,827 100 .0%

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 49 3/2025 USD $ 5,512,010 $ (153,438)
Net unrealized depreciation $ (153,438)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 6.9%
ANZ Group Holdings Ltd. 13,407 236,229
Aristocrat Leisure Ltd. 11,453 483,667
Brambles Ltd. 33,444 397,755
CAR Group Ltd. 5,908 131,476
Commonwealth Bank of Australia 25,958 2,456,176
Fortescue Ltd. 26,203 295,061
Goodman Group, REIT 81,956 1,801,553
Macquarie Group Ltd. 7,500 1,025,723
National Australia Bank Ltd. 28,270 647,731
Northern Star Resources Ltd. 9,150 86,936
Pro Medicus Ltd. 1,740 268,782
REA Group Ltd. 5,051 726,655
SGH Ltd. 6,415 182,490
Suncorp Group Ltd. 57,965 681,021
Wesfarmers Ltd. 8,207 362,565
Westpac Banking Corp. 68,245 1,362,238
WiseTech Global Ltd. 7,229 539,668
11,685,726
Austria - 0.2%
Erste Group Bank AG 6,270 388,089
Belgium - 0.9%
Lotus Bakeries NV 69 772,324
UCB SA 3,520 700,705
1,473,029
Brazil - 0.3%
Wheaton Precious Metals Corp. (1) 7,921 445,851
Canada - 15.2%
Agnico Eagle Mines Ltd. (1) 10,374 811,618
AltaGas Ltd. (1) 6,848 159,498
Bank of Nova Scotia (The) (1) 10,442 560,728
Brookfield Asset Management Ltd.,
Class A (1) 3,963 214,933
Brookfield Corp., Class A (1) 26,835 1,542,389
Brookfield Renewable Corp. (1) 2,744 75,937
Cameco Corp. (1) 4,257 218,884
Canadian Imperial Bank of
Commerce (1) 22,290 1,410,018
Canadian Pacific Kansas City Ltd.
(1) 7,685 556,440
Canadian Utilities Ltd., Class A (1) 41,625 1,009,170
CCL Industries, Inc., Class B (1) 5,614 288,814
Cenovus Energy, Inc. (1) 4,870 73,823
Constellation Software, Inc. (1) 758 2,343,902
Dollarama, Inc. (1) 8,369 816,726
Element Fleet Management Corp.
(1) 3,594 72,658
Fairfax Financial Holdings Ltd. (1) 781 1,086,646
George Weston Ltd. (1) 3,195 496,859
Gildan Activewear, Inc. (1) 3,977 187,168
Hydro One Ltd. (1)(a) 7,477 230,274
iA Financial Corp., Inc. (1) 2,860 265,258
Imperial Oil Ltd. (1) 6,438 396,774
Intact Financial Corp. (1) 5,158 939,165
Ivanhoe Mines Ltd., Class A (1)* 22,304 264,709
Kinross Gold Corp. (1) 55,895 519,112
Lumine Group, Inc. (1)*(b) 2,271 64,996
INVESTMENTS SHARES VALUE ($)
Canada - 15.2% (continued)
Manulife Financial Corp. (1) 19,149 588,278
National Bank of Canada (1) 3,584 326,723
Pan American Silver Corp. (1) 4,791 96,923
Power Corp. of Canada (1) 1,781 55,557
RB Global, Inc. (1) 542 48,919
Royal Bank of Canada (1) 21,204 2,556,665
Shopify, Inc., Class A (1)* 22,921 2,439,517
TC Energy Corp. (1) 10,024 467,152
Teck Resources Ltd., Class B (1) 6,010 243,670
Thomson Reuters Corp. (1) 15,397 2,472,389
TMX Group Ltd. (1) 4,232 130,365
West Fraser Timber Co. Ltd. (1) 1,670 144,700
WSP Global, Inc. (1) 9,304 1,637,302
25,814,659
Chile - 0.0% †
Lundin Mining Corp. (1) 8,888 76,486
China - 0.9%
BOC Hong Kong Holdings Ltd. 93,500 298,558
Prosus NV (1) 17,542 696,853
SITC International Holdings Co.
Ltd. 75,000 198,880
Yangzijiang Shipbuilding Holdings
Ltd. 142,500 311,483
1,505,774
Denmark - 1.8%
Danske Bank A/S 41,446 1,175,106
DSV A/S 2,590 551,581
Novo Nordisk A/S, Class B 1,661 143,314
Pandora A/S 4,159 760,912
ROCKWOOL A/S, Class B 481 171,157
Zealand Pharma A/S * 3,221 320,409
3,122,479
Finland - 0.3%
Wartsila OYJ Abp 25,817 457,547
France - 5.4%
Accor SA 17,221 837,589
Air Liquide SA 3,379 549,289
Alstom SA * 9,912 221,167
AXA SA 5,415 192,718
Bureau Veritas SA 16,146 490,519
Cie de Saint-Gobain SA 866 76,954
Covivio SA, REIT 3,291 166,800
Credit Agricole SA 19,138 263,330
Dassault Systemes SE 5,515 190,841
EssilorLuxottica SA 1,847 450,538
Hermes International SCA 617 1,480,413
Klepierre SA, REIT 5,935 170,925
Legrand SA 2,537 246,778
L'Oreal SA 1,984 702,342
LVMH Moet Hennessy Louis
Vuitton SE 305 200,627
Publicis Groupe SA 8,705 926,731
Safran SA 6,749 1,478,757
Sodexo SA (1) 4,430 365,040

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 5.4% (continued)
Unibail-Rodamco-Westfield, REIT * 3,637 273,920
9,285,278
Germany - 10.7%
adidas AG 1,181 290,484
Allianz SE (Registered) 3,447 1,059,481
Commerzbank AG 42,785 702,635
Deutsche Bank AG (Registered) 41,263 712,071
Deutsche Boerse AG 1,056 243,256
Deutsche Telekom AG (Registered) 76,639 2,296,342
Hannover Rueck SE 2,710 678,637
Heidelberg Materials AG 2,087 257,876
LEG Immobilien SE 2,268 192,369
MTU Aero Engines AG 1,846 616,556
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (1) 6,168 3,112,142
Nemetschek SE 942 91,508
Rational AG 103 88,220
Rheinmetall AG 1,897 1,212,009
RWE AG (1) 8,084 241,417
SAP SE 14,549 3,578,681
Scout24 SE (a) 5,345 471,637
Siemens AG (Registered) 367 71,563
Siemens Energy AG * 20,262 1,075,337
Symrise AG, Class A 675 72,004
Talanx AG 9,912 843,031
Vonovia SE 8,775 267,136
Zalando SE *(a) 2,734 91,461
18,265,853
Hong Kong - 0.3%
Power Assets Holdings Ltd. 8,000 55,715
Techtronic Industries Co. Ltd. 25,361 333,394
WH Group Ltd. (a) 247,000 190,347
579,456
Italy - 5.4%
Banco BPM SpA 72,918 590,388
BPER Banca SpA 37,500 239,169
Ferrari NV 4,492 1,916,732
Generali 21,586 610,709
Intesa Sanpaolo SpA 425,117 1,705,067
Leonardo SpA 24,727 665,251
Poste Italiane SpA (a) 20,898 295,562
Prysmian SpA 8,551 547,233
UniCredit SpA 58,787 2,354,322
Unipol Gruppo SpA 26,966 336,765
9,261,198
Japan - 15.8%
Advantest Corp. 11,732 667,068
Asics Corp. 21,300 415,516
Bandai Namco Holdings, Inc. 12,277 292,748
Canon, Inc. 8,800 285,839
Chugai Pharmaceutical Co. Ltd. 26,369 1,162,375
Dai Nippon Printing Co. Ltd. 5,272 73,775
Daiichi Sankyo Co. Ltd. 13,806 377,777
Daikin Industries Ltd. 874 101,979
Disco Corp. 452 119,905
INVESTMENTS SHARES VALUE ($)
Japan - 15.8% (continued)
ENEOS Holdings, Inc. 32,200 168,926
Fast Retailing Co. Ltd. 2,556 862,246
Fuji Electric Co. Ltd. 1,000 53,462
Fujikura Ltd. 7,100 289,863
Fujitsu Ltd. 41,080 721,635
Hikari Tsushin, Inc. 595 129,145
Hitachi Ltd. 90,805 2,223,819
Hoya Corp. 6,387 792,667
ITOCHU Corp. 23,029 1,132,436
Japan Tobacco, Inc. 22,498 577,138
Keyence Corp. 310 126,006
Kikkoman Corp. 11,475 127,420
Konami Group Corp. 2,207 206,510
Marubeni Corp. 3,442 51,660
Mitsubishi Corp. 8,956 146,536
Mitsubishi Electric Corp. 3,200 54,034
Mitsubishi HC Capital, Inc. 42,915 282,820
Mitsubishi Heavy Industries Ltd. 97,120 1,354,236
Mitsui OSK Lines Ltd. 3,936 136,966
Mizuho Financial Group, Inc. 38,561 941,372
MonotaRO Co. Ltd. 17,600 299,091
MS&AD Insurance Group
Holdings, Inc. 44,400 958,930
Nippon Sanso Holdings Corp. 4,100 113,767
Nippon Yusen KK 13,801 459,346
Nitori Holdings Co. Ltd. 2,107 249,664
Nomura Research Institute Ltd. 15,822 464,559
NTT Data Group Corp. 2,600 49,439
Obayashi Corp. 17,900 235,693
Obic Co. Ltd. 19,115 568,831
Oracle Corp. Japan 2,800 267,978
Osaka Gas Co. Ltd. 11,700 255,898
Otsuka Holdings Co. Ltd. 3,800 206,720
Pan Pacific International Holdings
Corp. 3,500 95,084
Rakuten Group, Inc. * 46,000 247,824
Recruit Holdings Co. Ltd. 30,518 2,121,242
Renesas Electronics Corp. 4,151 52,531
Resona Holdings, Inc. 94,450 680,869
Ricoh Co. Ltd. 4,400 49,969
Shimadzu Corp. 10,609 296,928
Shionogi & Co. Ltd. 4,033 56,564
SoftBank Group Corp. 14,900 851,472
Sompo Holdings, Inc. 18,900 489,704
Sony Group Corp. 7,160 150,901
Sumitomo Electric Industries Ltd. 2,900 51,845
Sumitomo Mitsui Financial Group,
Inc. 51,363 1,232,724
TDK Corp. 28,000 360,601
Terumo Corp. 17,314 334,259
Tokio Marine Holdings, Inc. 25,900 929,503
Tokyo Electron Ltd. 729 109,583
TOPPAN Holdings, Inc. 7,600 201,614
Yokogawa Electric Corp. 6,200 131,870
ZOZO, Inc. 8,600 264,862
26,715,744

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.0%
Adyen NV *(a) 592 879,759
Euronext NV (a) 6,180 693,316
Koninklijke Ahold Delhaize NV (1) 20,892 681,474
Koninklijke KPN NV 230,279 839,699
Koninklijke Philips NV * 15,337 388,506
NN Group NV 10,665 465,085
Wolters Kluwer NV 17,543 2,914,671
6,862,510
New Zealand - 0.2%
Xero Ltd. * 3,309 344,345
Norway - 0.9%
Kongsberg Gruppen ASA 7,733 870,015
Orkla ASA 52,797 456,755
Telenor ASA 11,309 126,176
1,452,946
Poland - 0.2%
InPost SA * 21,499 367,034
Singapore - 2.1%
DBS Group Holdings Ltd. 62,843 2,013,833
Oversea-Chinese Banking Corp.
Ltd. 58,400 713,244
Singapore Technologies
Engineering Ltd. 72,500 247,381
Singapore Telecommunications
Ltd. 282,600 636,649
3,611,107
South Korea - 0.1%
Delivery Hero SE (1)*(a) 7,437 208,922
Spain - 1.8%
ACS Actividades de Construccion
y Servicios SA 16,964 850,108
Aena SME SA (a) 692 141,236
CaixaBank SA 79,725 432,841
Iberdrola SA 56,280 775,551
Industria de Diseno Textil SA 16,997 870,653
3,070,389
Sweden - 2.2%
AddTech AB, Class B 1,712 46,648
Atlas Copco AB, Class A 11,373 173,571
Beijer Ref AB, Class B 4,191 61,851
Fastighets AB Balder, Class B * 18,313 127,454
Hexagon AB, Class B 96,475 921,089
Investor AB, Class B 39,247 1,039,533
Saab AB, Class B 24,908 526,238
Sandvik AB 3,788 67,924
Securitas AB, Class B 21,389 264,453
Tele2 AB, Class B (1) 27,221 268,794
Telefonaktiebolaget LM Ericsson,
Class B 22,355 181,041
Telia Co. AB 25,235 70,140
3,748,736
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.6%
ABB Ltd. (Registered) 15,847 855,714
Baloise Holding AG (Registered) 1,633 295,905
Chocoladefabriken Lindt &
Spruengli AG 14 155,300
EMS-Chemie Holding AG
(Registered) 524 353,580
Geberit AG (Registered) 251 142,348
Givaudan SA (Registered) 101 441,510
Lonza Group AG (Registered) 1,272 750,784
Partners Group Holding AG 1,321 1,794,306
Sandoz Group AG 2,080 85,265
Sika AG (Registered) 3,492 833,216
Sonova Holding AG (Registered) 1,083 354,151
Swiss Life Holding AG (Registered) 151 116,582
UBS Group AG (Registered) 38,766 1,186,890
Zurich Insurance Group AG 809 481,165
7,846,716
United Kingdom - 7.6%
3i Group plc 19,506 868,275
Ashtead Group plc 12,646 782,384
Auto Trader Group plc (a) 7,351 72,737
BAE Systems plc 53,899 773,196
Barclays plc 241,087 806,484
British American Tobacco plc 28,670 1,034,549
BT Group plc 182,544 329,033
Bunzl plc 7,883 324,584
Compass Group plc 13,795 459,007
Halma plc 8,900 298,586
Hargreaves Lansdown plc 17,005 233,346
Imperial Brands plc 18,326 586,045
Informa plc 14,356 143,181
InterContinental Hotels Group plc 4,832 601,215
JD Sports Fashion plc 54,318 64,923
Kingfisher plc 37,162 115,513
London Stock Exchange Group plc 7,495 1,057,956
Marks & Spencer Group plc 31,762 148,748
NatWest Group plc 140,892 706,046
Next plc 4,617 547,679
Pearson plc 8,890 142,555
Rolls-Royce Holdings plc * 256,846 1,821,396
SSE plc 3,616 72,481
Standard Chartered plc 19,358 238,320
Tesco plc 159,612 734,112
12,962,351
United States - 7.2%
Alcon AG 1,337 113,361
CSL Ltd. 2,954 515,328
Experian plc 4,463 191,819
Ferrovial SE 5,819 244,250
GFL Environmental, Inc. (1) 4,091 182,372
Holcim AG 7,913 761,903
Jackson Financial, Inc., Class A (1) 223 19,419
Schneider Electric SE 8,827 2,197,536
Shell plc 256,683 8,001,067
Swiss Re AG 421 60,975
12,288,030

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Zambia - 0.0% †
First Quantum Minerals Ltd. (1)* 4,742 61,129
TOTAL COMMON STOCKS
(Cost $104,395,443) 161,901,384
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 4.47% (1)(c)
(Cost $7,898,838) 7,901,217 7,899,637
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $112,294,281) 169,801,021
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 747,513
NET ASSETS - 100.0% 170,548,534
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 8,097,233 4.7%
Consumer Discretionary 14,131,393 8.3
Consumer Staples 6,663,414 3.9
Energy 9,326,626 5.5
Financials 51,506,079 30.2
Health Care 7,021,505 4.1
Industrials 37,293,970 21.9
Information Technology 15,266,913 9.0
Materials 6,718,153 3.9
Real Estate 3,000,157 1.8
Utilities 2,875,941 1.7
Investment Companies 7,899,637 4.6
Total Investments In Securities
At Value 169,801,021 99.6
Other Assets in Excess of
Liabilities ‡ 747,513 0.4
Net Assets
$ 170,548,534 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $3,275,251, which represents 1.92%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2024 amounted to $64,996, which represents 0.04% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 62 3/2025 USD $ 7,029,250 $ (45,147)
Net unrealized depreciation $ (45,147)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.7%
Communication Services - 7 .8%
Diversified Telecommunication Services - 1 .7%
AT&T, Inc.
1,396,089 31,788,947
Verizon Communications, Inc.
134,966 5,397,290
37,186,237
Entertainment - 2 .9%
Electronic Arts, Inc.
209,234 30,610,934
Netflix, Inc. *
3,092 2,755,961
Spotify Technology SA *
67,562 30,225,888
63,592,783
Interactive Media & Services - 2 .3%
Alphabet, Inc., Class A
172,312 32,618,661
Meta Platforms, Inc., Class A
31,521 18,455,861
51,074,522
Wireless Telecommunication Services - 0 .9%
T-Mobile US, Inc. 88,666 19,571,246
Total Communication Services 171,424,788
Consumer Discretionary - 5 .4%
Diversified Consumer Services - 0 .2%
Grand Canyon Education, Inc. * 23,045 3,774,771
Hotels, Restaurants & Leisure - 1 .3%
Airbnb, Inc., Class A *
80,822 10,620,819
Booking Holdings, Inc.
792 3,934,989
Chipotle Mexican Grill, Inc., Class
A * 12,912 778,594
DoorDash, Inc., Class A *
13,914 2,334,073
McDonald's Corp.
15,980 4,632,442
Texas Roadhouse, Inc., Class A
30,901 5,575,467
27,876,384
Household Durables - 0 .5%
Garmin Ltd. 48,248 9,951,633
Specialty Retail - 2 .7%
AutoZone, Inc. *
5,947 19,042,294
Murphy USA, Inc.
20,554 10,312,970
O'Reilly Automotive, Inc. *
25,833 30,632,771
59,988,035
Textiles, Apparel & Luxury Goods - 0 .7%
Deckers Outdoor Corp. * 79,492 16,144,030
Total Consumer Discretionary 117,734,853
Consumer Staples - 16 .0%
Beverages - 3 .8%
Coca-Cola Co. (The)
496,081 30,886,003
Coca-Cola Consolidated, Inc.
626 788,754
Molson Coors Beverage Co., Class
B 42,932 2,460,862
Monster Beverage Corp. *
323,670 17,012,095
PepsiCo, Inc.
201,319 30,612,567
81,760,281
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4 .2%
Casey's General Stores, Inc.
7,942 3,146,859
Costco Wholesale Corp.
33,080 30,310,212
Kroger Co. (The)
453,894 27,755,618
Walmart, Inc.
348,561 31,492,486
92,705,175
Food Products - 3 .8%
Flowers Foods, Inc.
31,126 643,063
General Mills, Inc.
265,921 16,957,782
Hershey Co. (The)
112,712 19,087,777
Hormel Foods Corp.
23,920 750,370
Kraft Heinz Co. (The)
376,071 11,549,141
Mondelez International, Inc., Class A
401,242 23,966,185
Pilgrim's Pride Corp. *
159,856 7,255,864
Tyson Foods, Inc., Class A
65,070 3,737,621
83,947,803
Household Products - 4 .0%
Church & Dwight Co., Inc.
269,235 28,191,597
Colgate-Palmolive Co.
295,725 26,884,360
Kimberly-Clark Corp.
6,432 842,849
Procter & Gamble Co. (The)
192,477 32,268,769
88,187,575
Tobacco - 0 .2%
Philip Morris International, Inc. 26,914 3,239,100
Total Consumer Staples 349,839,934
Energy - 6 .5%
Oil, Gas & Consumable Fuels - 6 .5%
Chevron Corp.
99,294 14,381,743
ConocoPhillips
241,193 23,919,110
Coterra Energy, Inc.
160,843 4,107,930
DT Midstream, Inc.
113,040 11,239,567
EOG Resources, Inc.
236,618 29,004,634
Expand Energy Corp.
11,444 1,139,250
Exxon Mobil Corp.
278,010 29,905,536
Kinder Morgan, Inc.
76,595 2,098,703
Marathon Petroleum Corp.
21,924 3,058,398
Permian Resources Corp., Class A
60,481 869,717
Phillips 66
6,108 695,885
Texas Pacific Land Corp.
19,845 21,947,776
Total Energy 142,368,249
Financials - 14 .7%
Banks - 0 .4%
First Citizens BancShares, Inc.,
Class A 877 1,853,119
JPMorgan Chase & Co.
20,168 4,834,471
M&T Bank Corp.
4,065 764,261
Wells Fargo & Co.
12,748 895,419
8,347,270

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3 .4%
Bank of New York Mellon Corp.
(The) 21,528 1,653,996
Cboe Global Markets, Inc.
165,627 32,363,516
CME Group, Inc.
139,279 32,344,762
Intercontinental Exchange, Inc.
61,543 9,170,523
75,532,797
Financial Services - 3 .2%
Jack Henry & Associates, Inc.
4,818 844,595
Mastercard, Inc., Class A
62,078 32,688,413
MGIC Investment Corp.
140,873 3,340,099
Visa, Inc., Class A
104,504 33,027,444
69,900,551
Insurance - 7 .7%
Arch Capital Group Ltd.
72,482 6,693,713
Arthur J Gallagher & Co.
80,338 22,803,941
Assurant, Inc.
16,701 3,560,987
Chubb Ltd.
80,361 22,203,744
CNA Financial Corp.
18,586 899,005
Everest Group Ltd.
28,618 10,372,880
Markel Group, Inc. *
2,100 3,625,083
Marsh & McLennan Cos., Inc.
96,962 20,595,698
Progressive Corp. (The)
130,361 31,235,799
Reinsurance Group of America, Inc.
20,761 4,435,173
RenaissanceRe Holdings Ltd.
10,758 2,676,698
Travelers Cos., Inc. (The)
107,380 25,866,768
Unum Group
59,918 4,375,812
W R Berkley Corp.
88,696 5,190,490
White Mountains Insurance Group
Ltd. 1,903 3,701,449
168,237,240
Total Financials 322,017,858
Health Care - 16 .9%
Biotechnology - 3 .8%
AbbVie, Inc.
29,913 5,315,540
Exelixis, Inc. *
83,675 2,786,378
Neurocrine Biosciences, Inc. *
38,837 5,301,250
Regeneron Pharmaceuticals, Inc. *
13,728 9,778,866
United Therapeutics Corp. *
79,788 28,152,398
Vertex Pharmaceuticals, Inc. *
70,870 28,539,349
Viking Therapeutics, Inc. *
85,386 3,435,933
83,309,714
Health Care Equipment & Supplies - 2 .1%
Abbott Laboratories
163,950 18,544,385
Becton Dickinson & Co.
50,578 11,474,631
Boston Scientific Corp. *
53,254 4,756,647
Stryker Corp.
29,476 10,612,834
45,388,497
Health Care Providers & Services - 5 .2%
Cardinal Health, Inc.
93,452 11,052,568
Cencora, Inc.
111,833 25,126,638
Chemed Corp.
7,580 4,015,884
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 5.2% (continued)
Cigna Group (The)
26,171 7,226,860
Elevance Health, Inc.
10,042 3,704,494
McKesson Corp.
56,914 32,435,858
UnitedHealth Group, Inc.
59,306 30,000,533
113,562,835
Health Care Technology - 0 .6%
Veeva Systems, Inc., Class A * 69,031 14,513,768
Life Sciences Tools & Services - 1 .2%
Danaher Corp.
100,099 22,977,725
Medpace Holdings, Inc. *
1,913 635,556
Thermo Fisher Scientific, Inc.
4,717 2,453,925
West Pharmaceutical Services, Inc.
2,043 669,205
26,736,411
Pharmaceuticals - 4 .0%
Eli Lilly & Co.
38,795 29,949,740
Johnson & Johnson
217,646 31,475,964
Merck & Co., Inc.
264,920 26,354,242
87,779,946
Total Health Care 371,291,171
Industrials - 15 .4%
Aerospace & Defense - 3 .9%
GE Aerospace
129,977 21,678,864
General Dynamics Corp.
2,500 658,725
Lockheed Martin Corp.
57,713 28,045,055
Northrop Grumman Corp.
65,011 30,509,012
RTX Corp.
34,713 4,016,989
84,908,645
Air Freight & Logistics - 0 .5%
Expeditors International of
Washington, Inc. 109,878 12,171,186
Commercial Services & Supplies - 4 .1%
Cintas Corp.
141,483 25,848,944
Republic Services, Inc., Class A
157,726 31,731,317
Rollins, Inc.
42,615 1,975,205
Waste Management, Inc.
151,431 30,557,261
90,112,727
Ground Transportation - 0 .9%
Landstar System, Inc.
66,003 11,343,276
Old Dominion Freight Line, Inc.
36,979 6,523,096
U-Haul Holding Co. *
2,125 146,816
Union Pacific Corp.
10,338 2,357,477
20,370,665
Machinery - 0 .9%
Cummins, Inc.
28,462 9,921,853
Illinois Tool Works, Inc.
36,712 9,308,695
19,230,548

Schedule of Investments
December 31, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 4 .1%
Automatic Data Processing, Inc.
104,256 30,518,859
CACI International, Inc., Class A *
40,721 16,453,727
FTI Consulting, Inc. *
93,008 17,776,619
Leidos Holdings, Inc.
67,741 9,758,769
Paychex, Inc.
39,389 5,523,126
Verisk Analytics, Inc., Class A
32,852 9,048,426
89,079,526
Trading Companies & Distributors - 1 .0%
Fastenal Co.
48,978 3,522,008
WW Grainger, Inc.
17,520 18,466,956
21,988,964
Total Industrials 337,862,261
Information Technology - 12 .4%
Communications Equipment - 1 .6%
Arista Networks, Inc. *
174,464 19,283,506
Cisco Systems, Inc.
200,316 11,858,707
F5, Inc. *
4,201 1,056,426
Motorola Solutions, Inc.
3,196 1,477,287
Ubiquiti, Inc.
5,639 1,871,753
35,547,679
Electronic Equipment, Instruments & Components - 0 .1%
TD SYNNEX Corp.
8,326 976,473
Teledyne Technologies, Inc. *
2,956 1,371,968
2,348,441
IT Services - 1 .6%
Accenture plc, Class A (Ireland)
35,337 12,431,203
Akamai Technologies, Inc. *
10,272 982,517
Amdocs Ltd.
58,617 4,990,652
International Business Machines
Corp. 70,192 15,430,307
33,834,679
Semiconductors & Semiconductor Equipment - 0 .7%
Analog Devices, Inc.
11,256 2,391,450
NVIDIA Corp.
101,505 13,631,106
16,022,556
Software - 6 .9%
Adobe, Inc. *
43,974 19,554,358
AppLovin Corp., Class A *
3,807 1,232,821
Cadence Design Systems, Inc. *
13,004 3,907,182
Datadog, Inc., Class A *
49,106 7,016,756
Dolby Laboratories, Inc., Class A
78,664 6,143,658
Fair Isaac Corp. *
1,434 2,854,994
Fortinet, Inc. *
34,362 3,246,522
Manhattan Associates, Inc. *
33,515 9,057,094
Microsoft Corp.
73,674 31,053,591
MicroStrategy, Inc., Class A *
2,081 602,699
Nutanix, Inc., Class A *
34,387 2,103,797
Roper Technologies, Inc.
33,981 17,665,023
ServiceNow, Inc. *
15,079 15,985,549
Synopsys, Inc. *
12,060 5,853,442
INVESTMENTS SHARES VALUE ($)
Software - 6.9% (continued)
Tyler Technologies, Inc. *
10,721 6,182,157
Zoom Communications, Inc., Class
A * 230,402 18,803,107
151,262,750
Technology Hardware, Storage & Peripherals - 1 .5%
Apple, Inc. 133,345 33,392,255
Total Information Technology 272,408,360
Materials - 0 .3%
Chemicals - 0 .3%
Linde plc
11,810 4,944,493
NewMarket Corp.
1,483 783,543
Total Materials 5,728,036
Utilities - 1 .3%
Electric Utilities - 0 .5%
Duke Energy Corp.
86,232 9,290,636
Xcel Energy, Inc.
13,804 932,046
10,222,682
Gas Utilities - 0 .2%
Atmos Energy Corp. 32,664 4,549,115
Multi-Utilities - 0 .6%
Consolidated Edison, Inc. 158,515 14,144,293
Total Utilities 28,916,090
TOTAL COMMON STOCKS
(Cost $1,224,793,282) 2,119,591,600
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 4.47% (a)
(Cost $66,335,053) 66,359,759 66,346,487
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $1,291,128,335) 2,185,938,087
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 5,652,663
NET ASSETS - 100.0% 2,191,590,750

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 171,424,788 7 .8%
Consumer Discretionary 117,734,853 5 .4
Consumer Staples 349,839,934 16 .0
Energy 142,368,249 6 .5
Financials 322,017,858 14 .7
Health Care 371,291,171 16 .9
Industrials 337,862,261 15 .4
Information Technology 272,408,360 12 .4
Materials 5,728,036 0 .3
Utilities 28,916,090 1 .3
Investment Companies 66,346,487 3 .0
Total Investments In Securities
At Value 2,185,938,087 99 .7
Other Assets in Excess of
Liabilities ‡ 5,652,663 0 .3
Net Assets
$ 2,191,590,750 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 185 3/2025 USD $ 54,905,688 $ (1,937,593)
Net unrealized depreciation $ (1,937,593)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 7 .6%
ANZ Group Holdings Ltd. 53,331 939,682
Aristocrat Leisure Ltd. 19,834 837,601
BHP Group Ltd. 38,878 948,420
Brambles Ltd. 31,891 379,285
Cochlear Ltd. 10,954 1,961,626
Coles Group Ltd. 42,828 499,955
Fortescue Ltd. 96,041 1,081,476
Goodman Group, REIT 3,093 67,990
Medibank Pvt Ltd. 149,829 351,184
Pro Medicus Ltd. 3,321 513,003
QBE Insurance Group Ltd. 21,446 254,690
REA Group Ltd. 14,545 2,092,495
Santos Ltd. 164,803 682,433
Sonic Healthcare Ltd. 22,349 372,756
Suncorp Group Ltd. 5,492 64,525
Telstra Group Ltd. 1,330,073 3,296,322
Washington H Soul Pattinson &
Co. Ltd. 19,037 402,405
Wesfarmers Ltd. 29,562 1,305,977
Woolworths Group Ltd. 71,828 1,354,007
17,405,832
Austria - 0 .1%
OMV AG 6,426 249,211
Belgium - 1 .4%
Anheuser-Busch InBev SA/NV 15,325 767,230
Groupe Bruxelles Lambert NV 354 24,205
KBC Group NV 3,106 239,812
Lotus Bakeries NV 84 940,221
UCB SA 6,645 1,322,780
3,294,248
Brazil - 1 .0%
Wheaton Precious Metals Corp. (1) 39,789 2,239,610
Canada - 12 .3%
Alimentation Couche-Tard, Inc. (1) 13,232 733,838
Bank of Montreal (1) 1,972 191,445
Bank of Nova Scotia (The) (1) 6,502 349,153
BCE, Inc. (1) 30,209 700,243
Canadian National Railway Co. (1) 14,914 1,514,485
Canadian Natural Resources Ltd.
(1) 11,389 351,625
Canadian Pacific Kansas City Ltd.
(1) 12,615 913,402
Cenovus Energy, Inc. (1) 15,538 235,537
CGI, Inc. (1) 23,023 2,519,083
Constellation Software, Inc. (1) 655 2,025,403
Descartes Systems Group, Inc.
(The) (1)* 7,817 888,586
Dollarama, Inc. (1) 2,576 251,391
Enbridge, Inc. (1) 28,663 1,216,550
Fairfax Financial Holdings Ltd. (1) 452 628,891
Fortis, Inc. (1) 1,804 74,961
Franco-Nevada Corp. (1) 1,054 123,859
George Weston Ltd. (1) 1,420 220,826
Hydro One Ltd. (1)(a) 45,825 1,411,300
Imperial Oil Ltd. (1) 18,089 1,114,825
Intact Financial Corp. (1) 11,764 2,141,982
INVESTMENTS SHARES VALUE ($)
Canada - 12.3% (continued)
Loblaw Cos. Ltd. (1) 25,672 3,378,462
Lumine Group, Inc. (1)*(b) 2,895 82,855
Metro, Inc., Class A (1) 37,620 2,359,347
Parkland Corp. (1) 2,834 64,095
Pembina Pipeline Corp. (1) 6,613 244,333
Royal Bank of Canada (1) 10,211 1,231,188
Saputo, Inc. (1) 12,510 217,486
Sun Life Financial, Inc. (1) 3,828 227,291
Thomson Reuters Corp. (1) 15,214 2,443,004
Tourmaline Oil Corp. (1) 1,547 71,590
West Fraser Timber Co. Ltd. (1) 4,448 385,404
28,312,440
China - 1 .0%
BOC Hong Kong Holdings Ltd. 595,500 1,901,512
SITC International Holdings Co.
Ltd. 39,000 103,418
Wilmar International Ltd. 95,300 216,306
2,221,236
Denmark - 2 .6%
Carlsberg A/S, Class B 2,178 209,181
Genmab A/S * 5,805 1,212,332
Novo Nordisk A/S, Class B 25,144 2,169,470
Pandora A/S 3,324 608,144
ROCKWOOL A/S, Class B 1,674 595,670
Zealand Pharma A/S * 11,404 1,134,413
5,929,210
Finland - 0 .6%
Elisa OYJ (1) 17,983 778,637
Fortum OYJ (1) 4,733 66,260
Kone OYJ, Class B 4,446 216,743
Nokia OYJ 79,412 351,273
1,412,913
France - 7 .3%
Air Liquide SA 9,143 1,486,284
AXA SA 2,954 105,132
Bouygues SA 9,854 291,783
Danone SA 28,355 1,916,224
Dassault Aviation SA 9,603 1,962,237
Dassault Systemes SE 10,831 374,795
Engie SA 4,374 69,369
EssilorLuxottica SA 1,091 266,127
Hermes International SCA 810 1,943,491
Ipsen SA 6,323 724,747
L'Oreal SA 7,066 2,501,387
Orange SA 84,827 846,389
Societe Generale SA 57,003 1,599,818
Thales SA 3,711 532,883
TotalEnergies SE 37,989 2,116,553
16,737,219
Germany - 4 .7%
Allianz SE (Registered) 938 288,307
Beiersdorf AG (1) 25,457 3,269,834
Commerzbank AG 51,766 850,126
CTS Eventim AG & Co. KGaA 1,483 125,366
Deutsche Boerse AG 1,426 328,488

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 4.7% (continued)
Deutsche Telekom AG (Registered) 6,110 183,075
Hannover Rueck SE 1,504 376,631
Rational AG 1,109 949,866
Rheinmetall AG 135 86,253
SAP SE 14,158 3,482,503
Scout24 SE (a) 6,394 564,200
Zalando SE *(a) 11,077 370,562
10,875,211
Hong Kong - 2 .9%
CK Asset Holdings Ltd. 253,000 1,032,587
MTR Corp. Ltd. 20,000 69,477
Power Assets Holdings Ltd. 525,500 3,659,779
Sino Land Co. Ltd. 385,866 389,355
Sun Hung Kai Properties Ltd. 117,000 1,113,295
WH Group Ltd. (a) 352,500 271,649
Wharf Real Estate Investment Co.
Ltd. 26,000 66,132
6,602,274
Italy - 1 .1%
Coca-Cola HBC AG 37,799 1,291,288
Eni SpA 15,770 215,707
Ferrari NV 804 343,066
Generali 13,836 391,447
Infrastrutture Wireless Italiane SpA
(a) 6,745 68,517
Leonardo SpA 8,618 231,857
2,541,882
Japan - 20 .4%
Advantest Corp. 3,800 216,064
Brother Industries Ltd. 50,800 859,334
Canon, Inc. 72,500 2,354,921
Capcom Co. Ltd. 31,000 674,359
Chugai Pharmaceutical Co. Ltd. 22,900 1,009,458
Daiichi Sankyo Co. Ltd. 2,800 76,617
Daito Trust Construction Co. Ltd. 15,200 1,699,278
Disco Corp. 4,100 1,087,637
FUJIFILM Holdings Corp. 30,400 628,964
Fujitsu Ltd. 9,000 158,099
Hoya Corp. 18,700 2,320,788
Inpex Corp. 12,000 150,978
Japan Post Bank Co. Ltd. 231,200 2,185,221
Japan Post Holdings Co. Ltd. 7,400 69,691
Japan Tobacco, Inc. 117,800 3,021,905
Kao Corp. 3,700 149,708
KDDI Corp. 104,400 3,325,204
Keyence Corp. 5,900 2,398,183
Konami Group Corp. 2,300 215,212
McDonald's Holdings Co. Japan
Ltd. 4,000 157,128
MEIJI Holdings Co. Ltd. (1) 24,400 496,389
MonotaRO Co. Ltd. 70,000 1,189,567
Murata Manufacturing Co. Ltd. 4,200 66,632
Nexon Co. Ltd. 21,300 316,845
Nintendo Co. Ltd. 56,300 3,279,013
Nippon Telegraph & Telephone
Corp. 1,270,300 1,268,857
Nippon Yusen KK 12,800 426,029
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
Nissin Foods Holdings Co. Ltd. 25,300 611,210
Nitto Denko Corp. 35,000 585,159
Obic Co. Ltd. 77,500 2,306,273
Oracle Corp. Japan 12,600 1,205,901
Osaka Gas Co. Ltd. 3,200 69,989
Otsuka Corp. 86,200 1,971,374
Otsuka Holdings Co. Ltd. 8,200 446,079
Recruit Holdings Co. Ltd. 18,900 1,313,700
SCSK Corp. 19,800 414,412
Secom Co. Ltd. 34,400 1,168,220
Seiko Epson Corp. 26,700 481,749
Shin-Etsu Chemical Co. Ltd. 1,900 62,581
Shionogi & Co. Ltd. 57,500 806,447
Shizuoka Financial Group, Inc. 9,600 77,857
SoftBank Corp. 557,000 703,123
Sumitomo Mitsui Trust Group, Inc. 48,800 1,139,945
Suntory Beverage & Food Ltd. 30,100 956,337
Takeda Pharmaceutical Co. Ltd. 2,600 68,828
Toho Co. Ltd. 6,600 257,924
Tokyo Electron Ltd. 5,000 751,597
TOPPAN Holdings, Inc. 14,900 395,270
Trend Micro, Inc. * 2,600 140,174
Unicharm Corp. 15,000 123,660
Yakult Honsha Co. Ltd. 66,700 1,263,450
ZOZO, Inc. 5,200 160,149
47,283,489
Netherlands - 3 .5%
Adyen NV *(a) 772 1,147,253
Argenx SE * 1,232 761,021
ASM International NV 954 551,589
Heineken NV 2,119 151,019
JDE Peet's NV 12,966 222,768
Koninklijke Ahold Delhaize NV (1) 78,225 2,551,616
Koninklijke KPN NV 65,374 238,382
Universal Music Group NV 34,208 875,011
Wolters Kluwer NV 9,661 1,605,121
8,103,780
Norway - 2 .4%
DNB Bank ASA 17,397 347,321
Equinor ASA 52,673 1,249,354
Gjensidige Forsikring ASA (1) 13,772 243,176
Kongsberg Gruppen ASA 13,365 1,503,653
Orkla ASA 221,563 1,916,776
Telenor ASA 26,500 295,665
5,555,945
Portugal - 0 .4%
Galp Energia SGPS SA 27,330 452,986
Jeronimo Martins SGPS SA (1) 22,671 433,275
886,261
Singapore - 3 .4%
DBS Group Holdings Ltd. 48,420 1,551,641
Genting Singapore Ltd. 1,266,500 710,508
Oversea-Chinese Banking Corp.
Ltd. 275,400 3,363,482
Singapore Telecommunications
Ltd. 52,300 117,823

Schedule of Investments
December 31, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 3.4% (continued)
United Overseas Bank Ltd. 76,700 2,036,835
7,780,289
South Korea - 0 .1%
Delivery Hero SE (1)*(a) 6,602 185,465
Spain - 1 .3%
CaixaBank SA 16,973 92,149
Iberdrola SA 72,838 1,003,724
Industria de Diseno Textil SA 37,696 1,930,939
3,026,812
Sweden - 2 .3%
Essity AB, Class B (1) 40,052 1,070,457
Evolution AB (a) 1,878 144,824
Holmen AB, Class B 3,328 122,073
Investor AB, Class B 43,818 1,160,604
L E Lundbergforetagen AB, Class
B 1,464 66,337
Saab AB, Class B 3,114 65,790
Skandinaviska Enskilda Banken
AB, Class A 4,928 67,534
Swedish Orphan Biovitrum AB (1)* 47,127 1,351,980
Tele2 AB, Class B (1) 6,560 64,777
Telefonaktiebolaget LM Ericsson,
Class B 103,744 840,166
Telia Co. AB 100,783 280,125
5,234,667
Switzerland - 5 .5%
BKW AG 1,240 205,443
Chocoladefabriken Lindt &
Spruengli AG 127 1,408,790
EMS-Chemie Holding AG
(Registered) 1,213 818,498
Kuehne + Nagel International AG
(Registered) 5,334 1,223,852
Logitech International SA
(Registered) 12,950 1,068,973
Novartis AG (Registered) 29,656 2,887,228
Schindler Holding AG 957 264,404
Sonova Holding AG (Registered) 872 285,152
Swisscom AG (Registered) 5,486 3,053,253
Zurich Insurance Group AG 2,614 1,554,717
12,770,310
United Kingdom - 9 .2%
Associated British Foods plc 37,789 963,937
AstraZeneca plc 12,430 1,620,620
Auto Trader Group plc (a) 275,178 2,722,848
BAE Systems plc 154,799 2,220,635
British American Tobacco plc 90,553 3,267,580
CK Hutchison Holdings Ltd. 46,500 247,215
Diageo plc 2,390 75,949
Hargreaves Lansdown plc 29,507 404,900
HSBC Holdings plc 80,167 787,489
Imperial Brands plc 49,225 1,574,160
J Sainsbury plc 142,828 488,062
Next plc 1,031 122,300
Reckitt Benckiser Group plc 9,660 584,727
Rolls-Royce Holdings plc * 86,757 615,228
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.2% (continued)
Sage Group plc (The) 120,786 1,919,106
Tesco plc 274,835 1,264,063
Unilever plc 41,111 2,335,953
21,214,772
United States - 3 .6%
BP plc 85,171 420,998
CSL Ltd. 10,096 1,761,256
GSK plc 20,352 343,283
Holcim AG 1,641 158,004
Nestle SA (Registered) 18,834 1,545,202
Roche Holding AG 4,030 1,126,815
Sanofi SA 10,579 1,028,393
Shell plc 64,890 2,022,685
8,406,636
TOTAL COMMON STOCKS
(Cost $175,199,468) 218,269,712
PREFERRED STOCKS - 1.3%
Germany - 1 .3%
Henkel AG & Co. KGaA
(Preference) (1)
(Cost $2,165,041) 32,905 2,886,969
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 3.5%
INVESTMENT COMPANIES - 3 .5%
Limited Purpose Cash Investment
Fund, 4.47% (1)(c)
(Cost $8,178,606) 8,182,172 8,180,535
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $185,543,115) 229,337,216
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 1,147,718
NET ASSETS - 100.0% 230,484,934

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,343,664 11 .4%
Consumer Discretionary 9,071,544 3 .9
Consumer Staples 49,511,204 21 .5
Energy 10,859,460 4 .7
Financials 29,184,067 12 .7
Health Care 25,571,221 11 .1
Industrials 22,529,045 9 .8
Information Technology 29,145,648 12 .6
Materials 8,011,366 3 .5
Real Estate 4,368,636 1 .9
Utilities 6,560,826 2 .9
Investment Companies 8,180,535 3 .5
Total Investments In Securities
At Value 229,337,216 99 .5
Other Assets in Excess of
Liabilities ‡ 1,147,718 0 .5
Net Assets
$ 230,484,934 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $6,886,618, which represents 2.99%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2024 amounted to $82,855, which represents 0.04% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 55 3/2025 USD $ 6,235,625 $ (90,179)
Net unrealized depreciation $ (90,179)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | December 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.6%
Australia - 0 .5%
ASX Ltd. (2) 891 35,830
BlueScope Steel Ltd. (2) 16,712 193,243
Goodman Group, REIT (2) 25,367 557,616
GPT Group (The), REIT (2) 42,925 115,635
Mirvac Group, REIT (2) 95,677 110,651
Pro Medicus Ltd. (2) 682 105,350
Qantas Airways Ltd. (2)* 23,972 132,707
QBE Insurance Group Ltd. (2) 9,458 112,322
Scentre Group, REIT (2) 90,560 191,702
Stockland, REIT (2) 49,658 147,288
Vicinity Ltd., REIT (2) 97,628 126,529
Westpac Banking Corp. (2) 17,106 341,453
2,170,326
Belgium - 0 .4%
Ageas SA/NV (2) 31,055 1,509,899
Solvay SA (2) 1,728 55,865
1,565,764
Canada - 1 .7%
Barrick Gold Corp. 11,585 179,644
Canadian Natural Resources Ltd. 11,166 344,740
Cenovus Energy, Inc. 100,185 1,518,684
Empire Co. Ltd., Class A 3,402 103,874
Enbridge, Inc. 2,469 104,792
Fairfax Financial Holdings Ltd. 77 107,134
George Weston Ltd. 1,664 258,771
Great-West Lifeco, Inc. 1,345 44,604
Manulife Financial Corp. 3,774 115,941
Open Text Corp. 8,307 235,089
Power Corp. of Canada 7,139 222,695
Royal Bank of Canada 860 103,694
Shopify, Inc., Class A * 11,757 1,251,316
Suncor Energy, Inc. 51,229 1,828,628
Thomson Reuters Corp. 1,990 319,546
Toronto-Dominion Bank (The) 1,953 103,978
6,843,130
China - 0 .1%
BOC Hong Kong Holdings Ltd. (2) 34,000 108,567
Prosus NV 5,238 208,078
316,645
Denmark - 0 .5%
AP Moller - Maersk A/S, Class B
(2) 65 108,144
Danske Bank A/S (2) 55,982 1,587,239
Vestas Wind Systems A/S (2)* 11,842 162,436
1,857,819
Finland - 0 .1%
Nordea Bank Abp (2) 33,152 361,713
Wartsila OYJ Abp (2) 5,701 101,037
462,750
France - 2 .4%
Alstom SA (2)* 37,589 838,726
BNP Paribas SA (2) 7,460 458,020
Carrefour SA (2) 21,185 301,522
INVESTMENTS SHARES VALUE ($)
France - 2.4% (continued)
Credit Agricole SA (2) 51,889 713,968
Engie SA (2) 32,404 513,908
Orange SA (2) 48,929 488,205
Renault SA (2) 2,463 119,908
Safran SA (2) 486 106,486
Societe Generale SA (2) 129,917 3,646,188
TotalEnergies SE (2) 38,984 2,171,990
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 261,568
9,620,489
Germany - 2 .6%
Allianz SE (Registered) (2) 2,018 620,259
Commerzbank AG (2) 80,085 1,315,194
Daimler Truck Holding AG (2) 2,736 104,795
Deutsche Bank AG (Registered)
(2) 186,874 3,224,865
Deutsche Telekom AG (Registered)
(2) 17,838 534,482
Fresenius SE & Co. KGaA (2)* 1,365 47,380
Mercedes-Benz Group AG (2) 32,615 1,818,344
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 472 238,154
Rheinmetall AG (2) 1,651 1,054,837
Talanx AG (2) 1,335 113,544
Zalando SE (2)*(a) 34,937 1,168,757
10,240,611
Hong Kong - 0 .1%
CK Infrastructure Holdings Ltd. (2) 2,749 20,407
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 197,212
Link, REIT (2) 26,229 110,306
327,925
Italy - 1 .4%
Banco BPM SpA (2) 191,328 1,549,106
Intesa Sanpaolo SpA (2) 308,600 1,237,739
Poste Italiane SpA (2)(a) 29,947 423,543
UniCredit SpA (2) 62,175 2,490,007
5,700,395
Japan - 5 .6%
Asics Corp. (2) 5,500 107,293
Chubu Electric Power Co., Inc. (2) 40,900 429,084
Daiichi Sankyo Co. Ltd. (2) 26,000 711,444
Fast Retailing Co. Ltd. (2) 3,100 1,045,759
Fujitsu Ltd. (2) 40,800 716,716
Hitachi Construction Machinery
Co. Ltd. (2) 4,900 108,600
Japan Post Bank Co. Ltd. (2) 92,600 875,223
Japan Post Insurance Co. Ltd. (2) 33,700 619,004
Japan Real Estate Investment
Corp., REIT (2) 165 113,217
JFE Holdings, Inc. (2) 23,200 261,234
KDDI Corp. (2) 63,900 2,035,253
LY Corp. (2) 310,600 821,255
Makita Corp. (2) 8,600 261,517

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.6% (continued)
Mitsubishi UFJ Financial Group,
Inc. (2) 202,000 2,358,291
Mizuho Financial Group, Inc. (2) 4,300 104,974
MS&AD Insurance Group
Holdings, Inc. (2) 6,000 129,585
Nexon Co. Ltd. (2) 14,000 208,255
Nintendo Co. Ltd. (2) 6,600 384,396
Nippon Building Fund, Inc., REIT 150 116,686
Nippon Steel Corp. (2) 25,500 512,439
Nippon Telegraph & Telephone
Corp. (2) 1,348,400 1,346,868
Nomura Holdings, Inc. (2) 246,000 1,427,252
ORIX Corp. (2) 6,700 143,942
Otsuka Corp. (2) 18,500 423,091
SoftBank Corp. (2) 716,000 903,834
SoftBank Group Corp. (2) 27,600 1,577,224
Sumitomo Mitsui Financial Group,
Inc. (2) 24,600 590,406
Tokio Marine Holdings, Inc. (2) 9,900 355,292
Tokyo Electric Power Co. Holdings,
Inc. (2)* 359,600 1,074,887
Toyota Tsusho Corp. (2) 35,800 633,106
Trend Micro, Inc. (2)* 7,400 398,957
ZOZO, Inc. (2) 25,900 797,667
21,592,751
Luxembourg - 0 .0% †
ArcelorMittal SA (2) 4,493 104,392
Netherlands - 1 .0%
ABN AMRO Bank NV, CVA (2)(a) 51,564 795,714
Argenx SE (2)* 198 122,307
ASML Holding NV (2) 148 103,664
ING Groep NV (2) 19,668 308,229
NN Group NV (2) 62,255 2,714,852
4,044,766
New Zealand - 0 .1%
Xero Ltd. (2)* 3,069 319,369
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .0% †
Singapore Exchange Ltd. (2) 4,067 37,911
STMicroelectronics NV (2) 4,133 103,519
141,430
Spain - 1 .0%
Banco Santander SA (2) 512,926 2,372,925
CaixaBank SA (2) 19,633 106,591
Repsol SA (2) 121,023 1,472,604
3,952,120
Sweden - 0 .1%
Investor AB, Class B (2) 8,816 233,509
Swedbank AB, Class A (2) 15,246 301,047
534,556
INVESTMENTS SHARES VALUE ($)
Switzerland - 1 .2%
ABB Ltd. (Registered) (2) 11,332 611,911
Novartis AG (Registered) (2) 39,980 3,892,345
Sandoz Group AG (2) 2,715 111,295
Zurich Insurance Group AG (2) 363 215,900
4,831,451
United Kingdom - 3 .6%
3i Group plc (2) 9,545 424,879
Aviva plc (2) 38,723 226,960
Barclays plc (2) 991,428 3,316,523
CK Hutchison Holdings Ltd. (2) 215,500 1,145,694
Flutter Entertainment plc * 537 138,788
HSBC Holdings plc (2) 246,090 2,417,367
NatWest Group plc (2) 298,072 1,493,715
Rolls-Royce Holdings plc (2)* 468,669 3,323,515
Vodafone Group plc (2) 1,572,395 1,341,378
13,828,819
United States - 64 .2%
3M Co. 28,075 3,624,202
Abbott Laboratories 940 106,323
AbbVie, Inc. 587 104,310
Adobe, Inc. * 6,351 2,824,163
Advanced Micro Devices, Inc. * 2,554 308,498
Airbnb, Inc., Class A * 31,731 4,169,771
Allstate Corp. (The) 10,321 1,989,786
Alnylam Pharmaceuticals, Inc. * 15,743 3,704,485
Alphabet, Inc., Class A 6,221 1,177,635
Alphabet, Inc., Class C 24,056 4,581,225
Altria Group, Inc. 83,457 4,363,967
Amazon.com, Inc. * 47,837 10,494,959
American International Group, Inc. 1,466 106,725
American Tower Corp., REIT 4,396 806,270
Amphenol Corp., Class A 1,479 102,717
Apple, Inc. 64,660 16,192,156
Applied Materials, Inc. 6,092 990,742
Arista Networks, Inc. * 2,022 223,492
AT&T, Inc. 4,555 103,717
Atlassian Corp., Class A * 13,926 3,389,310
AvalonBay Communities, Inc.,
REIT 811 178,396
Baker Hughes Co., Class A 94,638 3,882,051
Bank of America Corp. 37,082 1,629,754
Berkshire Hathaway, Inc., Class
B * 6,057 2,745,517
BioMarin Pharmaceutical, Inc. * 1,573 103,393
Booking Holdings, Inc. 854 4,243,031
BP plc (2) 86,715 428,630
Bristol-Myers Squibb Co. 43,428 2,456,288
Broadcom, Inc. 21,171 4,908,285
Capital One Financial Corp. 2,372 422,975
Carnival Corp. * 29,742 741,171
Centene Corp. * 73,759 4,468,320
Chubb Ltd. 3,238 894,659
Cigna Group (The) 5,933 1,638,339
Cincinnati Financial Corp. 721 103,608
Cisco Systems, Inc. 1,746 103,363
Citigroup, Inc. 38,662 2,721,418
Citizens Financial Group, Inc. 17,152 750,572
CME Group, Inc. 20,292 4,712,411

Schedule of Investments
December 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.2% (continued)
Coca-Cola Co. (The) 1,720 107,087
Colgate-Palmolive Co. 2,765 251,366
Comcast Corp., Class A 106,834 4,009,480
ConocoPhillips 7,738 767,377
Corebridge Financial, Inc. 3,440 102,959
Corning, Inc. 2,178 103,499
Coterra Energy, Inc. 19,540 499,052
Crown Castle, Inc., REIT 1,970 178,797
Crown Holdings, Inc. 1,259 104,107
CVS Health Corp. 2,356 105,761
Dell Technologies, Inc., Class C 1,323 152,463
Delta Air Lines, Inc. 1,702 102,971
Devon Energy Corp. 3,232 105,783
Digital Realty Trust, Inc., REIT 910 161,370
Discover Financial Services 1,227 212,553
Eaton Corp. plc 311 103,212
Eli Lilly & Co. 5,921 4,571,012
EOG Resources, Inc. 859 105,296
Equinix, Inc., REIT 222 209,322
Expedia Group, Inc. * 905 168,629
Exxon Mobil Corp. 26,441 2,844,258
Fair Isaac Corp. * 52 103,528
FedEx Corp. 369 103,811
Fidelity National Information
Services, Inc. 1,278 103,224
Fortinet, Inc. * 48,321 4,565,368
Garmin Ltd. 503 103,749
GE Aerospace 29,810 4,972,010
GE Vernova, Inc. 4,937 1,623,927
General Motors Co. 76,731 4,087,460
Global Payments, Inc. 1,490 166,969
GSK plc (2) 57,028 961,907
Halliburton Co. 3,836 104,301
Hewlett Packard Enterprise Co. 4,902 104,658
Howmet Aerospace, Inc. 10,176 1,112,949
HubSpot, Inc. * 149 103,819
Intel Corp. 96,442 1,933,662
Johnson & Johnson 30,152 4,360,582
JPMorgan Chase & Co. 2,862 686,050
Keurig Dr Pepper, Inc. 14,873 477,721
Kraft Heinz Co. (The) 3,407 104,629
Marathon Petroleum Corp. 7,657 1,068,152
Mastercard, Inc., Class A 196 103,208
McKesson Corp. 4,970 2,832,453
Medtronic plc 2,043 163,195
Merck & Co., Inc. 23,661 2,353,796
Meta Platforms, Inc., Class A 15,362 8,994,605
Micron Technology, Inc. 4,240 356,838
Microsoft Corp. 33,621 14,171,252
Molina Healthcare, Inc. * 3,452 1,004,705
NetApp, Inc. 888 103,079
Netflix, Inc. * 5,326 4,747,170
Neurocrine Biosciences, Inc. * 15,935 2,175,128
NVIDIA Corp. 117,492 15,778,000
Okta, Inc., Class A * 1,294 101,967
Oracle Corp. 19,721 3,286,307
Ovintiv, Inc. 53,751 2,176,916
Palantir Technologies, Inc., Class
A * 46,741 3,535,022
Palo Alto Networks, Inc. * 21,518 3,915,415
INVESTMENTS SHARES VALUE ($)
United States - 64.2% (continued)
PayPal Holdings, Inc. * 55,040 4,697,664
PepsiCo, Inc. 4,202 638,956
Pfizer, Inc. 37,938 1,006,495
PG&E Corp. 5,443 109,840
Philip Morris International, Inc. 4,194 504,748
Pinterest, Inc., Class A * 91,386 2,650,194
Procter & Gamble Co. (The) 628 105,284
Progressive Corp. (The) 17,398 4,168,735
Prologis, Inc., REIT 2,980 314,986
Public Storage, REIT 2,484 743,809
QUALCOMM, Inc. 674 103,540
ResMed, Inc. 3,454 789,895
Robinhood Markets, Inc., Class A * 41,637 1,551,395
ROBLOX Corp., Class A * 29,214 1,690,322
Roche Holding AG (2) 371 103,734
RTX Corp. 1,196 138,401
Samsara, Inc., Class A * 15,989 698,559
Schlumberger NV 42,020 1,611,047
Seagate Technology Holdings plc 15,181 1,310,272
ServiceNow, Inc. * 97 102,832
Shell plc (2) 38,971 1,214,765
Simon Property Group, Inc., REIT 1,723 296,718
Snap, Inc., Class A * 38,142 410,789
Snowflake, Inc., Class A * 6,957 1,074,230
SS&C Technologies Holdings, Inc. 1,813 137,389
Swiss Re AG (2) 5,861 848,875
Synchrony Financial 1,582 102,830
Target Corp. 6,608 893,269
Tesla, Inc. * 11,851 4,785,908
T-Mobile US, Inc. 3,076 678,965
Uber Technologies, Inc. * 40,804 2,461,297
United Parcel Service, Inc., Class
B 833 105,041
United Therapeutics Corp. * 292 103,029
VeriSign, Inc. * 503 104,101
Vertiv Holdings Co., Class A 14,716 1,671,885
Visa, Inc., Class A 343 108,402
Walmart, Inc. 46,337 4,186,548
Wells Fargo & Co. 1,464 102,831
Welltower, Inc., REIT 3,001 378,216
Western Digital Corp. * 1,725 102,862
Westinghouse Air Brake
Technologies Corp. 541 102,568
Workday, Inc., Class A * 2,494 643,527
Zoom Communications, Inc., Class
A * 53,077 4,331,614
Zscaler, Inc. * 6,014 1,084,986
253,081,873
TOTAL COMMON STOCKS
(Cost $260,622,872) 341,537,381
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Porsche Automobil Holding SE
(Preference) (2) 865 32,594
Volkswagen AG (Preference) (2) 7,006 646,410
TOTAL PREFERRED STOCKS
(Cost $932,330) 679,004

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 7.4%
INVESTMENT COMPANIES - 7 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(b)(c) 9,196,115 9,196,115
Limited Purpose Cash Investment
Fund, 4.47% (b) 20,182,610 20,178,573
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,368,014) 29,374,688
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.2%
(Cost $290,923,216) 371,591,073
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.8% ‡ 23,068,683
NET ASSETS - 100.0% 394,659,756
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 38,685,254 9 .8%
Consumer Discretionary 34,878,276 8 .9
Consumer Staples 12,297,743 3 .1
Energy 22,249,063 5 .7
Financials 71,586,077 18 .1
Health Care 38,103,272 9 .7
Industrials 25,272,722 6 .4
Information Technology 90,465,846 22 .9
Materials 1,410,923 0 .4
Real Estate 5,119,083 1 .3
Utilities 2,148,126 0 .5
Investment Companies 29,374,688 7 .4
Total Investments In Securities
At Value 371,591,073 94 .2
Other Assets in Excess of
Liabilities ‡ 23,068,683 5 .8
Net Assets
$ 394,659,756 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $2,388,014, which represents 0.61%
of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
December 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.35%)
Monthly JPMC 03/19/2025 CAD (1,345,347) $ 16,256
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.20%)
Monthly JPMC 03/19/2025 EUR (3,574,190) 27,557
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.10%)
Monthly JPMC 03/19/2025 GBP (909,050) 18,173
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 ILS 3,260,205 19,149
Total unrealized appreciation 81,135
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR 3,874,376 (64,039)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 03/21/2025 CHF 26,946,450 (176,934)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (1.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 HKD 26,950,831 (103,548)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 7,995,042 (143,788)

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (0.30%)
Monthly JPMC 03/19/2025 JPY (22,010,482) $ (2,005)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.79%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 346,682 (7,577)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.90%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 SGD 197,923 (2,378)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.63%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 3,783,066 (62,919)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.73%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 SEK 56,896,095 (225,232)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.79%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 CHF 431,810 (4,622)
Total unrealized depreciation (793,042)
Net unrealized depreciation $ (711,907)

Schedule of Investments
December 31, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | December 2024

(Continued)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 245 1/2025 EUR $ 29,404,850 $ (116,348)
MSCI Singapore Index 49 1/2025 SGD 1,339,952 (1,695)
OMXS30 Index 977 1/2025 SEK 21,926,282 (589,109)
FTSE/MIB Index 203 3/2025 EUR 36,062,599 (544,046)
S&P 500 E-Mini Index 65 3/2025 USD 19,291,188 (673,930)
Total of long contracts (1,925,128)
Short Contracts
CAC 40 10 Euro Index (351) 1/2025 EUR (26,848,812) 40,193
DAX Index (30) 3/2025 EUR (15,578,148) 321,061
FTSE 100 Index (232) 3/2025 GBP (23,759,510) 252,977
S&P/TSX 60 Index (89) 3/2025 CAD (18,390,052) 353,516
SPI 200 Index (210) 3/2025 AUD (26,476,824) 510,468
TOPIX Index (24) 3/2025 JPY (4,250,278) (67,830)
Total of short contracts 1,410,385
Net unrealized depreciation $ (514,743)
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 1,073,000 USD 1,342,089 CITG 3/19/2025 $ 437
GBP 1,073,000 USD 1,342,082 JPMC 3/19/2025 444
HKD 659,000 USD 84,862 CITG 3/19/2025 71
HKD 659,000 USD 84,862 JPMC 3/19/2025 71
ILS 860,000 USD 235,632 CITG 3/19/2025 1,387
ILS 859,999 USD 235,630 JPMC 3/19/2025 1,387
JPY 355,000,000 USD 2,268,827 CITG 3/19/2025 7,203
JPY 355,000,000 USD 2,268,816 JPMC 3/19/2025 7,215
USD 2,349,463 AUD 3,715,500 CITG 3/19/2025 49,501
USD 2,349,474 AUD 3,715,500 JPMC 3/19/2025 49,513
USD 42,725,378 CAD 60,068,600 CITG 3/19/2025 820,331
USD 42,725,592 CAD 60,068,600 JPMC 3/19/2025 820,545
USD 43,426,850 CHF 37,954,500 CITG 3/19/2025 1,252,489
USD 43,427,067 CHF 37,954,500 JPMC 3/19/2025 1,252,706
USD 365,319 DKK 2,594,500 CITG 3/19/2025 3,434
USD 365,321 DKK 2,594,500 JPMC 3/19/2025 3,436
USD 26,082,164 EUR 24,770,000 CITG 3/19/2025 339,421
USD 26,082,294 EUR 24,770,000 JPMC 3/19/2025 339,552
USD 17,854,415 GBP 14,197,500 CITG 3/19/2025 90,652
USD 17,854,504 GBP 14,197,500 JPMC 3/19/2025 90,741
USD 4,453 ILS 16,000 CITG 3/19/2025 43
USD 4,453 ILS 16,000 JPMC 3/19/2025 43
USD 4,472,824 JPY 685,000,000 CITG 3/19/2025 81,047
USD 4,472,846 JPY 685,000,000 JPMC 3/19/2025 81,069
USD 39,170,476 NZD 66,671,999 CITG 3/19/2025 1,836,556
USD 39,174,887 NZD 66,672,000 JPMC 3/19/2025 1,840,967
USD 11,492,868 SEK 125,145,271 CITG 3/19/2025 135,402
USD 11,492,925 SEK 125,145,272 JPMC 3/19/2025 135,459
USD 33,980 SGD 46,000 CITG 3/19/2025 194
USD 33,980 SGD 46,000 JPMC 3/19/2025 194
Total unrealized appreciation 9,241,510

AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 24,246,531 USD 15,280,789 CITG 3/19/2025 $ (271,749)
AUD 24,246,532 USD 15,283,504 JPMC 3/19/2025 (274,464)
CAD 24,951,000 USD 17,824,002 CITG 3/19/2025 (417,690)
CAD 24,951,000 USD 17,823,913 JPMC 3/19/2025 (417,602)
CHF 1,333,000 USD 1,500,667 CITG 3/19/2025 (19,460)
CHF 1,333,000 USD 1,500,659 JPMC 3/19/2025 (19,453)
DKK 5,404,500 USD 766,055 CITG 3/19/2025 (12,226)
DKK 5,404,500 USD 766,051 JPMC 3/19/2025 (12,223)
EUR 5,759,000 USD 6,078,685 CITG 3/19/2025 (93,522)
EUR 5,759,000 USD 6,078,654 JPMC 3/19/2025 (93,493)
GBP 36,809,999 USD 46,713,114 CITG 3/19/2025 (656,831)
GBP 36,809,998 USD 46,712,879 JPMC 3/19/2025 (656,597)
HKD 814,000 USD 104,938 CITG 3/19/2025 (29)
HKD 814,000 USD 104,938 JPMC 3/19/2025 (28)
ILS 748,499 USD 208,258 CITG 3/19/2025 (1,970)
ILS 748,501 USD 208,257 JPMC 3/19/2025 (1,969)
JPY 5,618,785,281 USD 37,345,236 CITG 3/19/2025 (1,321,219)
JPY 5,618,785,281 USD 37,345,049 JPMC 3/19/2025 (1,321,024)
NOK 420,635,000 USD 37,815,151 CITG 3/19/2025 (870,478)
NOK 420,635,001 USD 37,814,962 JPMC 3/19/2025 (870,291)
NZD 19,242,500 USD 10,878,577 CITG 3/19/2025 (103,471)
NZD 19,242,500 USD 10,878,523 JPMC 3/19/2025 (103,416)
SGD 1,061,862 USD 793,464 CITG 3/19/2025 (13,558)
SGD 1,061,862 USD 793,441 JPMC 3/19/2025 (13,537)
USD 6,429,445 CAD 9,230,000 CITG 3/19/2025 (9,585)
USD 6,429,477 CAD 9,230,000 JPMC 3/19/2025 (9,553)
USD 81,747 HKD 635,000 CITG 3/19/2025 (92)
USD 81,747 HKD 635,000 JPMC 3/19/2025 (92)
Total unrealized depreciation (7,585,622)
Net unrealized appreciation $ 1,655,888

Schedule of Investments
AQR Funds | N-PORT Part F | December 2024
See notes to Schedule of Investments.
December 31, 2024 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.59%
Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
Euro Short-Term Rate (“ESTR”): 2.91%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.58%
Singapore Overnight Rate Average (“SORA”): 2.11%
Sterling Overnight Index Average (“SONIA”): 4.70%
Swiss Average Rate Overnight (“SARON”): 0.45%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
Tokyo Overnight Average Rate (“TONAR”): 0.23%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2024
December 31, 2024 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,121,258,593 $ – $ – $ 1,121,258,593
Investment Companies ........................... 31,849,522 – – 31,849,522
Total Assets $ 1,153,108,115 $ – $ – $ 1,153,108,115
LIABILITIES
Futures Contracts * ............................... $ (542,032) $ – $ – $ (542,032)
Total Liabilities $ (542,032) $ – $ – $ (542,032)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 103,400,046 $ – $ 2,663 $ 103,402,709
Investment Companies ........................... 5,707,356 – – 5,707,356
Futures Contracts * ............................... 18,367 – – 18,367
Total Assets $ 109,125,769 $ – $ 2,663 $ 109,128,432
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 73,906,449 $ 441,416,535 $ – $ 515,322,984
Investment Companies ........................... 39,783,906 – – 39,783,906
Total Assets $ 113,690,355 $ 441,416,535 $ – $ 555,106,890
LIABILITIES
Futures Contracts * ............................... $ (89,127) $ – $ – $ (89,127)
Total Liabilities $ (89,127) $ – $ – $ (89,127)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2024
December 31, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 60,823,217 $ 403,457,495 $ –
(a)
$ 464,280,712
Preferred Stocks
†
................................ – 5,136,598 – 5,136,598
Investment Companies ........................... 23,327,333 – – 23,327,333
Total Assets $ 84,150,550 $ 408,594,093 $ –
(a)
$ 492,744,643
LIABILITIES
Futures Contracts * ............................... $ (513,286) $ – $ – $ (513,286)
Total Liabilities $ (513,286) $ – $ – $ (513,286)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 603,818,127 $ – $ – $ 603,818,127
Investment Companies ........................... 33,684,596 – – 33,684,596
Total Assets $ 637,502,723 $ – $ – $ 637,502,723
LIABILITIES
Futures Contracts * ............................... $ (220,827) $ – $ – $ (220,827)
Total Liabilities $ (220,827) $ – $ – $ (220,827)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 127,255,066 $ – $ 2,791 $ 127,257,857
Investment Companies ........................... 3,968,610 – – 3,968,610
Total Assets $ 131,223,676 $ – $ 2,791 $ 131,226,467
LIABILITIES
Futures Contracts * ............................... $ (153,438) $ – $ – $ (153,438)
Total Liabilities $ (153,438) $ – $ – $ (153,438)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 32,174,558 $ 129,726,826 $ – $ 161,901,384
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 7,899,637 – – 7,899,637
Total Assets $ 40,074,195 $ 129,726,826 $ –
(a)
$ 169,801,021
LIABILITIES
Futures Contracts * ............................... $ (45,147) $ – $ – $ (45,147)
Total Liabilities $ (45,147) $ – $ – $ (45,147)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,119,591,600 $ – $ – $ 2,119,591,600
Investment Companies ........................... 66,346,487 – – 66,346,487
Total Assets $ 2,185,938,087 $ – $ – $ 2,185,938,087
LIABILITIES
Futures Contracts * ............................... $ (1,937,593) $ – $ – $ (1,937,593)
Total Liabilities $ (1,937,593) $ – $ – $ (1,937,593)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 41,063,916 $ 177,205,796 $ – $ 218,269,712
Preferred Stocks
†
................................ 2,886,969 – – 2,886,969
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 8,180,535 – – 8,180,535
Total Assets $ 52,131,420 $ 177,205,796 $ –
(a)
$ 229,337,216
LIABILITIES
Futures Contracts * ............................... $ (90,179) $ – $ – $ (90,179)
Total Liabilities $ (90,179) $ – $ – $ (90,179)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | December 2024
December 31, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 257,068,798 $ 84,468,583 $ –
(a)
$ 341,537,381
Preferred Stocks
†
................................ – 679,004 – 679,004
Investment Companies ........................... 29,374,688 – – 29,374,688
Total Return Swap Contracts * ....................... – 81,135 – 81,135
Futures Contracts * ............................... 1,478,215 – – 1,478,215
Forward Foreign Currency Exchange Contracts * ........ – 9,241,510 – 9,241,510
Total Assets $ 287,921,701 $ 94,470,232 $ –
(a)
$ 382,391,933
LIABILITIES
Total Return Swap Contracts * ....................... $ – $ (793,042) $ – $ (793,042)
Futures Contracts * ............................... (1,992,958) – – (1,992,958)
Forward Foreign Currency Exchange Contracts * ........ – (7,585,622) – (7,585,622)
Total Liabilities $ (1,992,958) $ (8,378,664) $ – $ (10,371,622)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.